As filed with the Securities and Exchange Commission on April 29, 1997
                                                               File No. 33-65409
                                                              File No. 811-07299
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                       FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
                            Pre-effective Amendment No. ___ ( )
                          Post-effective Amendment No. _1_ ( )
                                        and/or
                      REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940 ( )
                                 Amendment No. _3_ (X)
                           (Check appropriate box or boxes)

           ANNUITY INVESTORS(REGISTERED TRADEMARK) VARIABLE ACCOUNT A
                              (Exact Name of Registrant)

         ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)
                                  (Name of Depositor)
                                     P.O. Box 5423
                              Cincinnati, Ohio 45201-5423
            (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number, including Area Code:
                                    (800) 789-6771

                                Mark F. Muething, Esq.
                 Senior Vice President, Secretary and General Counsel
                       Annuity Investors Life Insurance Company
                                     P.O. Box 5423
                              Cincinnati, Ohio 45201-5423
                        (Name and Address of Agent for Service)

                                       Copy to:

                              Catherine S. Bardsley, Esq.
                              Kirkpatrick & Lockhart LLP
                            1800 Massachusetts Avenue, N.W.
                                Washington, D.C. 20036

It is proposed that this filing will become effective:


/_/  Immediately upon filing pursuant to Rule 485(b)
/X/  On MAY 1, 1997 pursuant to Rule 485(b)
/_/  60 days after filing pursuant to Rule 485(a)(i)
/_/  On pursuant to Rule 485(a)(i)
/_/  75 days after filing pursuant to Rule 485 (a)(ii)
/_/  On pursuant to Rule 485(a)9ii)

Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the most recent fiscal year was filed on March 3, 1997.


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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


                                 CROSS REFERENCE SHEET


                       Showing Location in Part A (Prospectus),
                Part B (Statement of Additional Information) and Part C
              of Registration Statement Information Required by Form N-4


                                        PART A


      ITEM OF FORM N-4                    PROSPECTUS CAPTION
      ----------------                    ------------------

      1.   Cover Page.............................. Cover Page
      2.   Definitions............................. Definitions
      3.   Synopsis................................ Highlights


      4.   Condensed Financial Information
           (a)   Accumulation Unit Values.......... Condensed Financial Information
           (b)   Performance Data.................. Performance Information
           (c)   Financial Statements.............. Financial Statements (Statements in SAI)

      5.   General Description of Registrant,
           Depositor and Portfolio Companies
           (a)   Depositor......................... Annuity Investors Life Insurance Company
           (b)   Registrant........................ The Separate Account
           (c)   Portfolio Company................. The Funds
           (d)   Fund Prospectus................... The Funds
           (e)   Voting Rights..................... Voting Rights
     6.    Deductions and Expenses
           (a)   General........................... Charges and Deductions
           (b)   Sales Load %...................... Contingent Deferred Sales Charge
           (c)   Special Purchase Plan............. Contingent Deferred Sales Charge
           (d)   Commissions....................... Distribution of the Contract
           (e)   Fund Expenses..................... The Funds
           (f)   Operating Expenses................ Summary of Expenses
     7.    Contracts
           (a)   Persons with Rights............... The Contract; Surrenders; Contract
                                                    Loans; Death Benefit; Voting Rights
           (b) (i)  Allocation of Premium Payments. Purchase Payments
               (ii) Transfers...................... Transfers
              (iii) Exchanges ..................... Additions, Deletions or Substitutions
           (c)   Changes........................... Changes - Waivers
           (d)   Inquiries......................... Contacting the Company
     8.    Annuity Period.......................... Settlement Options
     9.    Death Benefit........................... Death Benefit
     10.   Purchases and Contract Values
           (a)   Purchases......................... Purchase Payments
           (b)   Valuation......................... Fixed Account Value; Variable Account Value
           (c)   Daily Calculation................. Accumulation Unit Value; Net Investment Factor
           (d)   Underwriter....................... Distribution of the Contract
     11.   Redemptions
           (a)   By Owner.......................... Surrender Value; Systematic Withdrawal
                 By Annuitant...................... Not Applicable
           (b)   Texas ORP......................... Texas Optional Retirement Program
           (c)   Check Delay....................... Suspension or Delay in Payment of Surrender Value
           (d)   Free Look......................... Right to Cancel
     12.   Taxes................................... Federal Tax Matters
     13.   Legal Proceedings....................... Legal Proceedings
     14.   Table of Contents for the Statement of
           Additional Information.................. Statement of Additional Information



INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


                                     PART B

                                                    Statement of Additional
           ITEM OF FORM N-4                         INFORMATION CAPTION
           ----------------                         -------------------
     15.   Cover Page.............................. Cover Page
     16.   Table of Contents....................... Table of Contents
     17.   General Information and History......... General Information and History
     18.   Services
           (a)   Fees and Expenses of Registrant... (Prospectus) Summary of Expenses
           (b)   Management Contracts.............. Not Applicable
           (c)   Custodian......................... Not Applicable
                 Independent Auditors.............. Experts
           (d)   Assets of Registrant.............. Not Applicable
           (e)   Affiliated Person................. Not Applicable
           (f)   Principal Underwriter............. Not Applicable
     19.   Purchase of Securities Being Offered.... (Prospectus) Distribution of the Contract
           Offering Sales Load..................... (Prospectus) Contingent Deferred Sales Charge
     20.   Underwriters............................ Distribution of the Contract
     21.   Calculation of Performance Data
           (a)   Money Market Funded Sub Accounts.. Money Market Sub-Account Standardized Yield Calculation
           (b)   Other Sub-Accounts................ Other Sub-Account Standardized Yield Calculations
     22.   Annuity Payments........................ (Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit
     23.   Financial Statements.................... Financial Statements




                            PART C- OTHER INFORMATION

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.





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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------



           ANNUITY INVESTORS(REGISTERED TRADEMARK) VARIABLE ACCOUNT A
                                          OF
         ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)
                                      PROSPECTUS
                                        FOR THE
                                 COMMODORE AMERICUS(SERVICE MARK)


                    INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
                                       ISSUED BY
                       ANNUITY INVESTORS LIFE INSURANCE COMPANY
              P.O. BOX 5423, CINCINNATI, OHIO 45201-5423, (800) 789-6771



This Prospectus describes The Commodore Americus(SERVICE MARK) Individual Flexible Premium Deferred Annuity Contracts (each, a "Contract") issued by Annuity Investors Life Insurance Company(REGISTERED TRADEMARK) (the "Company").



The Commodore Americus(SERVICE MARK) is available in connection with arrangements that qualify for favorable tax treatment ("Qualified Contract(s)") under sections 401, 403 and 408 of the Internal Revenue Code of 1986, as amended (the "Code"), and for non-tax-qualified annuity purchases ("Non-Qualified Contract(s)"), including Contracts purchased by an employer in connection with a Code Section 457 or non-qualified deferred compensation plan. Non-Qualified Contracts were formerly known as The Commodore Mariner(SERVICE MARK) Flexible Premium Deferred Annuity Contracts.

The Contracts provide for the accumulation of an Account Value on a fixed or variable basis, or a combination of both. The Contracts also provide for the payment of periodic annuity payments on a fixed or variable basis, or a combination of both. If the variable basis is chosen, Annuity values will be held in Annuity Investors Variable Account A (the "Separate Account") and will vary according to the investment performance of the mutual funds in which the Sub-Accounts of the Separate Account invest. If the fixed basis is chosen, periodic annuity payments from the Company's general account will be fixed and will not vary.


The Separate Account is divided into Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a designated registered investment company or portfolio thereof (each, a "Fund"). The Funds available for investment in the Separate Account under the Contract are as follows: (1) Janus Aspen Series Aggressive Growth Portfolio; (2) Janus Aspen Series Worldwide Growth Portfolio; (3) Janus Aspen Series Balanced Portfolio; (4) Dreyfus Variable Investment Fund-Capital Appreciation Portfolio; (5) Dreyfus Variable Investment Fund-Growth & Income Portfolio; (6) Dreyfus Variable Investment Fund-Small Cap Portfolio (7) The Dreyfus Socially Responsible Growth Fund, Inc.;
(8) Dreyfus Stock Index Fund; (9) Merrill Lynch Variable Series Funds, Inc. Basic Value Focus Fund; (10) Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund; (11) Merrill Lynch Variable Series Funds, Inc. High Current Income Fund; (12) Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund; (13) PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio;
(14) PBHG Insurance Series Fund, Inc.-PBHG Technology & Communications Portfolio; (15) Morgan Stanley Universal Funds Inc.-U.S. Real Estate Portfolio;
(16) Morgan Stanley Universal Funds Inc.-Fixed Income Portfolio; and (17) Strong Opportunity Fund II, Inc.


This Prospectus sets forth the basic information that a prospective investor should know before investing. A "Statement of Additional Information" containing more detailed information about the Contracts is available free of charge by writing to the Company's Administrative Office at P.O. Box 5423, Cincinnati, Ohio 45201-5423. The Statement of Additional Information, which has the same date as this Prospectus, as it may be supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

                                         * * *

                THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
                     THE SECURITIES AND EXCHANGE COMMISSION
                 OR ANY STATE SECURITIES REGULATORY AUTHORITIES
                      NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
                OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.



                    Please Read this Prospectus Carefully and
                         Retain It for Future Reference.
   The Date of this Prospectus is May 1, 1997, as supplemented October 1, 1997.


-----------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.
-----------------------------------------------------------------------------


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY FINANCIAL INSTITUTION, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. BOTH THIS PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page


DEFINITIONS...................................................................7

HIGHLIGHTS...................................................................10
      The Contract...........................................................10
      The Separate Account...................................................10
      The Fixed Account......................................................11
      Transfers Before the Annuity Commencement Date.........................11
      Surrenders.............................................................11
      Contingent Deferred Sales Charge ("CDSC")..............................11
      Other Charges and Deductions...........................................11
      Annuity Benefits.......................................................12
      Death Benefit..........................................................12
      Federal Income Tax Consequences........................................12
      Right to Cancel........................................................12
      Contacting the Company.................................................12

CONDENSED FINANCIAL INFORMATION..............................................13


SUMMARY OF EXPENSES..........................................................15
      Owner Transaction Expenses.............................................15
      Examples...............................................................18

FINANCIAL STATEMENTS.........................................................20


THE FUNDS....................................................................20
      Janus Aspen Series.....................................................20
            Aggressive Growth Portfolio......................................20
            Worldwide Growth Portfolio.......................................20
            Balanced Portfolio...............................................20
      Dreyfus Funds..........................................................21
            Capital Appreciation Portfolio...................................21
            Growth and Income Portfolio......................................21
            Small Cap Portfolio..............................................21
            The Dreyfus Socially Responsible Growth Fund, Inc................21
            Dreyfus Stock Index Fund.........................................21
      Merrill Lynch Variable Series Funds, Inc...............................22
            Basic Value Focus Fund...........................................22
            Global Strategy Focus Fund.......................................22
            High Current Income Fund.........................................22
            Domestic Money Market Fund.......................................22
      Strong Opportunity Fund, Inc...........................................22
            Strong Opportunity Fund II.......................................22
      Morgan Stanley Universal Funds Inc.....................................23
            U.S. Real Estate Portfolio.......................................23
            Fixed Income Portfolio...........................................23

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      PBHG Insurance Series Fund, Inc:.......................................23
            PBHG Growth II Portfolio.........................................23
            PBHG Technology & Communications Portfolio.......................23
      Additions, Deletions, or Substitutions.................................24

PERFORMANCE INFORMATION......................................................24
      Yield Data.............................................................24
      Total Return Data......................................................25

ANNUITY INVESTORS LIFE INSURANCE COMPANY AND THE SEPARATE ACCOUNT............26
      Annuity Investors Life Insurance Company(REGISTERED TRADEMARK).........26
      Published Ratings......................................................26
      The Separate Account...................................................26


THE FIXED ACCOUNT............................................................27
      Fixed Account Options..................................................27
      Renewal of Fixed Account Options.......................................27


THE CONTRACTS................................................................28
      Right to Cancel........................................................28


PURCHASE PAYMENTS............................................................29
      Purchase Payments......................................................29
      Allocation of Purchase Payments........................................29


ACCOUNT VALUE................................................................29
      Fixed Account Value....................................................30
      Variable Account Value.................................................30
      Accumulation Unit Value................................................31
      Net Investment Factor..................................................31


TRANSFERS....................................................................32
      Telephone Transfers....................................................32
      Dollar Cost Averaging..................................................32
      Portfolio Rebalancing..................................................33
      Principal Guarantee Option.............................................33
      Interest Sweep.........................................................33
      Changes By the Company.................................................33


SURRENDERS...................................................................34
      Surrender Value........................................................34
      Suspension or Delay in Payment of Surrender Value......................34
      Free Withdrawal Privilege..............................................35
      Systematic Withdrawal..................................................35


CONTRACT LOANS...............................................................35

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DEATH BENEFIT................................................................36
      When A Death Benefit Will Be Paid......................................36
      Death Benefit Values...................................................37
      Death Benefit Commencement Date........................................37
      Form of Death Benefit..................................................37
      Beneficiary............................................................38


CHARGES AND DEDUCTIONS.......................................................38
      Contingent Deferred Sales Charge ("CDSC")..............................38
      Maintenance and Administrative Charges.................................40
      Mortality and Expense Risk Charge......................................40
      Premium Taxes..........................................................41
      Transfer Fee...........................................................41
      Fund Expenses..........................................................41



SETTLEMENT OPTIONS...........................................................41
      Annuity Commencement Date..............................................41
      Election of Settlement Option..........................................41
      Benefit Payments.......................................................42
      Fixed Dollar Benefit...................................................42
      Variable Dollar Benefit................................................42
      Transfers After the Annuity Commencement Date..........................43
      Annuity Transfer Formula...............................................43
      Settlement Options.....................................................44
      Minimum Amounts........................................................44
      Settlement Option Tables...............................................45


GENERAL PROVISIONS...........................................................45
      Non-participating......................................................45
      Misstatement...........................................................45
      Proof of Existence and Age.............................................45
      Discharge of Liability.................................................45
      Transfer of Ownership..................................................45
            Non-Qualified Contract...........................................45
            Qualified Contract...............................................46
      Assignment.............................................................46
            Non-Qualified Contract...........................................46
            Qualified Contract...............................................46
      Annual Report..........................................................46
      Incontestability.......................................................46
      Entire Contract........................................................46
      Changes -- Waivers.....................................................47
      Notices and Directions.................................................47


FEDERAL TAX MATTERS..........................................................47
      Introduction...........................................................47
      Taxation of Annuities In General.......................................48
      Surrenders.............................................................48
            Qualified Contracts..............................................48
            Non-Qualified Contracts..........................................48
      Annuity Benefit Payments...............................................48

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      Penalty Tax............................................................49
      Taxation of Death Benefit Proceeds.....................................49
      Transfers, Assignments, or Exchanges of the Contract...................49
      Qualified Contracts - General..........................................49
      Texas Optional Retirement Program......................................49
      Individual Retirement Annuities........................................49
      Tax-Sheltered Annuities................................................50
      Pension and Profit Sharing Plans.......................................50
      Certain Deferred Compensation Plans....................................50
      Withholding............................................................50
      Possible Changes in Taxation...........................................50
      Other Tax Consequences.................................................51
      General................................................................51



DISTRIBUTION OF THE CONTRACT.................................................52


LEGAL PROCEEDINGS............................................................52


VOTING RIGHTS................................................................52


AVAILABLE INFORMATION........................................................53


STATEMENT OF ADDITIONAL INFORMATION..........................................53

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

                                   DEFINITIONS

ACCOUNT(S):  The Sub-Account(s) and/or the Fixed Account options.

ACCOUNT VALUE: The aggregate value of the Owner's interest in the Sub-Account(s) and the Fixed Account options as of the end of any Valuation Period. The value of the Owner's interest in all Sub-Accounts is the "Variable Account Value," and the value of the Owner's interest in all Fixed Account options is the "Fixed Account Value."

ACCUMULATION PERIOD:  The period prior to the applicable Commencement Date.

ACCUMULATION UNIT: The unit of measure used to calculate the value of the Sub-Account(s) prior to the applicable Commencement Date.

ADMINISTRATIVE OFFICE: The home office of the Company or any other office the Company may designate for administration.

AGE:  Age as of most recent birthday.

ANNUITY BENEFIT: Periodic payments under a settlement option, which commence on or after the Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which an Annuity Benefit payment is to be made under a settlement option.

BENEFIT PAYMENT: The Annuity Benefit or Death Benefit payable under a settlement option. Variable Dollar Benefit payments may vary in amount. Fixed Dollar
Benefit payments remain constant except under certain joint and survivor settlement options.

BENEFIT PAYMENT PERIOD: The period commencing with the Commencement Date during which Benefit Payments are to be made under the Contract.

BENEFIT UNIT: The unit of measure used to determine the dollar value of any Variable Dollar Benefit payments after the first Benefit Payment is made by the Company.

COMMENCEMENT DATE: The Annuity Commencement Date if an Annuity Benefit is payable under the Contract, or the Death Benefit Commencement Date if a Death Benefit is payable under the Contract.

CONTRACT ANNIVERSARY: An annual anniversary of the Contract Effective Date.

CONTRACT EFFECTIVE DATE: The date shown on the Contract Specifications page.

CONTRACT YEAR: Any period of twelve months commencing on the Contract Effective Date and on each Contract Anniversary thereafter.

CODE: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder.

DEATH BENEFIT COMMENCEMENT DATE: The first day of the first period for which a Death Benefit payment is to be made under a settlement option.

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
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DEATH BENEFIT VALUATION DATE: The date that Due Proof of Death has been received by the Company and the earlier to occur of:

       (1) the Company's receipt of a Written Request with instructions as to the form of Death Benefit; or

       (2)     the Death Benefit Commencement Date.

DUE PROOF OF DEATH: Any of the following: (1) a certified copy of a death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; (3) any other proof satisfactory to the Company.

FUND: A management investment company or a portfolio thereof, registered under the Investment Company Act of 1940, in which a Sub-Account of the Separate Account invests.

NET ASSET VALUE: The amount computed by an investment company, no less frequently than each Valuation Period, as the price at which its shares or units, as the case may be, are redeemed in accordance with the rules of the Securities and Exchange Commission.

OWNER: The person or persons identified as such on the Contract Specifications page.

PERSON CONTROLLING PAYMENTS:
     NON-QUALIFIED CONTRACTS: The "person controlling payments" means the following, as the case may be:
   (1)      with respect to Annuity Benefit payments,
            (a)  the Owner, if the Owner has the right to change the payee; or
            (b)  in all other cases, the payee; and
   (2)      with respect to Death Benefit payments,
            (a)  the Beneficiary, or
            (b)  if the Beneficiary is deceased, the payee.

     QUALIFIED CONTRACTS: The "person controlling payments" means the following, as the case may be:
   (1)      with respect to Annuity Benefit payments, the Owner; and
   (2)      with respect to Death Benefit payments,
            (a)  the Beneficiary, or
            (b)  if the Beneficiary is deceased, the payee.

PAYMENT INTERVAL: The timing and frequency of Benefit Payments under a settlement option.

PURCHASE PAYMENT: A contribution made to the Company in consideration for the Contract, after the deduction of any and all of the following that may apply:
   (1)      any fee charged by the person remitting payments for the Owner;
   (2)      premium taxes; and/or
   (3)      other taxes.

SEPARATE ACCOUNT: An account, which may be an investment company, which is established and maintained by the Company pursuant to the laws of the State of Ohio.

SUB-ACCOUNT: The Separate Account is divided into Sub-Accounts, each of which invests in the shares of a designated Fund.

SURRENDER VALUE: The amount payable under a Contract if the Contract is surrendered.

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VALUATION  PERIOD:  The period commencing at the close of regular trading on the
New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date. "Valuation Date" means each day on which the New York Stock Exchange is open for business.

WRITTEN REQUEST: Information provided, or a request made, that is complete and satisfactory to the Company, that is sent to the Company on the Company's form or in a form satisfactory to the Company, and that is received by the Company at the Administrative Office. A Written Request is subject to any payment made or any action the Company takes before the Written Request is acknowledged by the Company. An Owner may be required to return his or her Contract to the Company in connection with a Written Request.

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--------------------------------------------------------------------------------

                                   HIGHLIGHTS

THE CONTRACT


      The Commodore Americus(SERVICE MARK) Contracts described in this Prospectus are available for use in connection with certain individual non-tax-qualified annuity purchases, including Contracts purchased by an employer in connection with a Code Section 457 or non-qualified deferred compensation plan, as well as for arrangements that qualify for favorable tax treatment under Sections 401, 403 or 408 of the Code. Non-qualified annuity purchases were previously known as The Commodore Mariner(SERVICE
      MARK).


      The Owner is the person or persons designated as such on the Contract Specifications page. Subject to the terms of the Contract and unless the Owner dies before the Annuity Commencement Date, the Account Value, after certain adjustments, will be applied to the payment of an Annuity Benefit under the Settlement Option elected by the Owner.

      The Account Value will depend on the investment experience of the amounts allocated to each Sub-Account of the Separate Account elected by the Owner and/or interest credited on amounts allocated to the Fixed Account option(s) elected. All Annuity Benefits and other values provided under the Contract when based on the investment experience of the Separate Account are variable and are not guaranteed as to dollar amount. Therefore, the Owner bears the entire investment risk with respect to amounts allocated to the Separate Account under the Contract.

      THERE IS NO GUARANTEED OR MINIMUM SURRENDER VALUE WITH RESPECT TO AMOUNTS ALLOCATED TO THE SEPARATE ACCOUNT, SO THE PROCEEDS OF A SURRENDER COULD BE LESS THAN THE TOTAL PURCHASE PAYMENTS.

THE SEPARATE ACCOUNT


      Annuity Investors Variable Account A is a Separate Account of the Company that is divided into Sub-Accounts. (See "The Separate Account," page 26.) Each Sub-Account uses its assets to purchase, at their Net Asset Value, shares of a Fund. The Funds available for investment in the Separate Account under the Contract are as follows: (1) Janus Aspen Series
      Aggressive Growth Portfolio; (2) Janus Aspen Series Worldwide Growth Portfolio; (3) Janus Aspen Series Balanced Portfolio; (4) Dreyfus Variable Investment Fund-Capital Appreciation Portfolio; (5) Dreyfus Variable Investment Fund-Growth & Income Portfolio; (6) Dreyfus Variable Investment Fund-Small Cap Portfolio; (7) The Dreyfus Socially Responsible Growth Fund, Inc.; (8) Dreyfus Stock Index Fund; (9) Merrill Lynch Variable
      Series Funds, Inc. Basic Value Focus Fund; (10) Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund; (11) Merrill Lynch Variable Series Funds, Inc. High Current Income Fund; (12) Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund; (13) PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio; (14) PBHG Insurance Series Fund, Inc.-PBHG Technology & Communications Portfolio; (15) Morgan Stanley
      Universal Funds Inc.-U.S. Real Estate Portfolio; (16) Morgan Stanley Universal Funds Inc.-Fixed Income Portfolio; and (17) Strong Opportunity Fund II, Inc.


      Each Fund pays its investment adviser and other service providers certain fees charged against the assets of the Fund. The Account Value of a Contract and the amount of any Annuity Benefits will vary to reflect the investment performance of all the Sub-Accounts elected by the Owner and the deduction of the charges described under "CHARGES AND DEDUCTIONS," page 38. For more information about the Funds, see "THE FUNDS," page 20, and the accompanying Funds' prospectuses.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

THE FIXED ACCOUNT


      The Fixed Account is an account within the Company's general account. There are currently five Fixed Account options available under the Fixed
      Account: a Fixed Accumulation Account option and four fixed term options. Purchase Payments allocated or amounts transferred to the Fixed Account options are credited with interest at a rate declared by the Company's Board of Directors, but in any event at a minimum guaranteed annual rate of 3.0% corresponding to a daily rate of 0.0081%. (See "THE FIXED ACCOUNT," page 27.)


TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE


      Prior to the Annuity Commencement Date, the Owner may transfer values between the Separate Account and the Fixed Account, within the Fixed Account and among the Sub-Accounts, by Written Request to the Company or by telephone in accordance with the Company's telephone transfer rules. (See "TRANSFERS," page 32.)

      The Company currently charges a fee of $25 for each transfer ("Transfer Fee") in excess of twelve made during the same Contract Year. (See "TRANSFERS," page 32.)


SURRENDERS

      All or part of the Surrender Value of a Contract may be surrendered by the Owner on or before the Annuity Commencement Date by Written Request to the Company. Amounts surrendered may be subject to a Contingent Deferred Sales Charge ("CDSC") depending upon how long the Purchase Payments to be withdrawn have been held under the Contract. Amounts withdrawn also may be subject to a premium tax or similar tax, depending upon the jurisdiction in which the Owner lives. Surrenders may be subject to a 10% premature distribution penalty tax if made before the Owner reaches age 59 1/2. Surrenders may further be subject to federal, state or local income taxes or significant tax law restrictions. (See "FEDERAL TAX MATTERS," page 47.)

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

      A CDSC may be imposed on amounts surrendered. The maximum CDSC is 7% for each Purchase Payment. That percentage decreases by 1% annually to 0% after year seven.


      The CDSC may be reduced or waived under certain circumstances. (See "CHARGES AND DEDUCTIONS," page 38.)


OTHER CHARGES AND DEDUCTIONS


      The Company deducts a daily charge ("Mortality and Expense Risk Charge") at an effective annual rate of 1.25% of the daily Net Asset Value of each Sub-Account. In connection with certain Contracts where the Company incurs reduced sales and servicing expenses, such as Contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer a Contract with a Mortality and Expense Risk Charge at an effective annual rate of 0.95% of the daily Net Asset Value of each Sub-Account ("Enhanced Contract"). (See "CHARGES AND DEDUCTIONS," page 38.)

      The Company also deducts a Contract maintenance charge each year ("Contract Maintenance Fee"). This Fee is currently $25 and is deducted from an Owner's Variable Account Value on each Contract Anniversary. The Contract Maintenance Fee may be waived under certain circumstances. (See "CHARGES AND DEDUCTIONS," page 38.)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


      Charges for premium taxes may be imposed in some jurisdictions. Depending on the applicability of such taxes, the charges may be deducted from Purchase Payments, from surrenders, and from other payments made under the Contract. (See "CHARGES AND DEDUCTIONS," page 38.)


ANNUITY BENEFITS


      Annuity Benefits are paid on a fixed or variable basis, or a combination of both. (See "Benefit Payments," page 42.)


DEATH BENEFIT


      The Contract provides for the payment of a Death Benefit if the Owner dies prior to the Annuity Commencement Date. The Death Benefit may be paid in one lump sum or pursuant to any available settlement option offered under the Contract. (See "DEATH BENEFIT," page 36.)


FEDERAL INCOME TAX CONSEQUENCES


      An Owner generally should not be taxed on increases in the Account Value until a distribution under the Contract occurs (E.G., a surrender or
      Annuity  Benefit)  or is  deemed  to  occur  (E.G.,  a loan  in  default).
      Generally,   a  portion  (up  to  100%)  of  any  distribution  or  deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. In addition, a 10% federal penalty tax may apply to certain distributions. (See "FEDERAL TAX MATTERS," page 47.)


RIGHT TO CANCEL


      An Owner may cancel the Contract by giving the Company written notice of cancellation and returning the Contract before midnight of the twentieth day (or longer if required by state law) after receipt. (See "Right to Cancel," page 28.)


CONTACTING THE COMPANY

      All Written Requests and any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771. All inquiries should include the Contract Number and the Owner's name.


      NOTE: THE FOREGOING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION IN THE REMAINDER OF THIS PROSPECTUS AND IN THE ACCOMPANYING PROSPECTUSES FOR THE FUNDS WHICH SHOULD BE REFERRED TO FOR MORE DETAILED INFORMATION. THE REQUIREMENTS OF AN ENDORSEMENT TO A CONTRACT OR LIMITATIONS OR PENALTIES IMPOSED BY THE CODE MAY IMPOSE ADDITIONAL LIMITS OR RESTRICTIONS ON PURCHASE PAYMENTS, SURRENDERS, DISTRIBUTIONS, BENEFITS, OR OTHER PROVISIONS OF THE CONTRACT. THIS PROSPECTUS DOES NOT DESCRIBE SUCH LIMITATIONS OR RESTRICTIONS. (SEE "FEDERAL TAX MATTERS," PAGE 47.)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


                            CONDENSED FINANCIAL INFORMATION

      The following table gives per unit information about the financial history of each Sub-Account of the Separate Account from inception to December 31, 1996. This information should be read in conjunction with the Separate Account financial statements (including the notes thereto) included in the Statement of Additional Information. (No Enhanced Contracts were issued in the year ended December 31, 1996.)


                    ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

                                                 1996             1995
                                                 --------         ----
       DREYFUS VARIABLE INVESTMENT
       FUND-CAPITAL APPRECIATION
       Accumulation UV - beginning               9.944353       10.000000*
       Accumulation UV - ending                 12.330543         9.944353
       Accumulated units at year end           33,424.286            0.000

       THE DREYFUS SOCIALLY RESPONSIBLE
       GROWTH FUND, INC.
       Accumulation UV - beginning               9.960199       10.000000*
       Accumulation UV - ending                 11.924561         9.960199
       Accumulated units at year end           15,316.028            0.000

       DREYFUS STOCK INDEX FUND
       Accumulation UV - beginning               9.992509       10.000000*
       Accumulation UV - ending                 12.092195         9.992509
       Accumulated units at year end           29,203.177            0.000


       JANUS ASPEN SERIES

       AGGRESSIVE GROWTH
       Accumulation UV - beginning              10.299246       10.000000*
       Accumulation UV - ending                 10.979832        10.299246
       Accumulated units at year end           52,219.342            0.000

       WORLDWIDE GROWTH
       Accumulation UV - beginning              10.239284       10.000000*
       Accumulation UV - ending                 13.048360        10.239284
       Accumulated units at year end           50,730.352            0.000

       BALANCED
       Accumulation UV - beginning              10.171211       10.000000*
       Accumulation UV - ending                 11.670308        10.171211
       Accumulated units at year end           49,603.384            0.000

       SHORT-TERM BOND**
       Accumulation UV - beginning              10.061754       10.000000*
       Accumulation UV - ending                 10.332080        10.061754
       Accumulated units at year end            4,216.270            0.000

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


       MERRILL LYNCH VARIABLE SERIES
       FUNDS, INC.

       BASIC VALUE FOCUS
       Accumulation UV - beginning              10.147434       10.000000*
       Accumulation UV - ending                 12.094664        10.147434
       Accumulated units at year end            6,820.503            0.000

       GLOBAL STRATEGY FOCUS
       Accumulation UV - beginning              10.105242       10.000000*
       Accumulation UV - ending                 11.294096        10.105242
       Accumulated units at year end            2,114.707            0.000

       HIGH CURRENT INCOME
       Accumulation UV - beginning              10.118436       10.000000*
       Accumulation UV - ending                 11.119068        10.118436
       Accumulated units at year end            6,837.357            0.000

       DOMESTIC MONEY MARKET
       Accumulation UV - beginning               1.002475        1.000000*
       Accumulation UV - ending                  1.041216         1.002475
       Accumulated units at year end          325,331.820            0.000

*     Effective December 7, 1995 on Separate Account commencement date.

** Because this Sub-Account has been eliminated, effective May 1, 1997, Purchase Payments are no longer allocable to it.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

                               SUMMARY OF EXPENSES


OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments                                     None
Contingent   Deferred  Sales  Charge  (as  a
percentage  of  Purchase  Payments Surrendered)
      Contract Years elapsed since receipt of Purchase Payment
            less than 1 year                                                 7%
            1 year but less than 2 years                                     6%
            2 years but less than 3 years                                    5%
            3 years but less than 4 years                                    4%
            4 years but less than 5 years                                    3%
            5 years but less than 6 years                                    2%
            6 years but less than 7 years                                    1%
            7 years or more                                                  0%
Surrender Fees                                                              None
Transfer Fee1                                                                $25
Annual Contract Maintenance Fee2                                             $25










____________________-

1 The first twelve transfers in a Contract year are free. Thereafter, a $25 fee will be charged on each subsequent transfer.


2 The Company will waive the Contract Maintenance Fee if the Account Value is equal to or greater than $30,000 on the date the Contract Maintenance Fee would otherwise be assessed.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------



SEPARATE ACCOUNT                                          DREYFUS
ANNUAL EXPENSES3/    JANUS A.S.  JANUS A.S.   V.I.F.      V.I.F.              DREYFUS V.I.F.
(as a percentage of  AGGRESSIVE  WORLDWIDE   JANUS A.S.   GROWTH   DREYFUS      CAPITAL
average Separate     GROWTH      GROWTH      BALANCED     INCOME   SMALL CAP  APPRECIATION
Account assets)      PORTFOLIO5/ PORTFOLIO5/ PORTFOLIO5/ PORTFOLIO PORTFOLIO   PORTFOLIO
                     ----------  ---------   ---------   --------- ---------  -------------
   Mortality and      1.25%       1.25%       1.25%      1.25%     1.25%       1.25%
   Expense Risk
   Charge

Administration
Charge                0.00%       0.00%       0.00%      0.00%     0.00%       0.00%

   Other Fees and     0.00%       0.00%       0.00%      0.00%     0.00%       0.00%
   Expenses of the
   Separate Account
   Total              1.25%       1.25%       1.25%      1.25%     1.25%       1.25%
Separate
Account Annual
Expenses

FUND ANNUAL Expenses4/
(as a percentage of
Fund average net
assets after fee
waiver and/or
expense reimburse-
ment, if any)


   Management Fees    0.72%       0.66%       0.79%      0.75%     0.75%       0.75%

   Other Expenses     0.04%       0.14%       0.15%      0.08%     0.04%       0.09%

   Total Fund Annual  0.76%       0.80%       0.94%      0.83%     0.79%       0.84%
   Expenses

SEPARATE ACCOUNT                              MERRILL    MERRILL   MERRILL
ANNUAL EXPENSES3/    THE DREYFUS              LYNCH      LYNCH     LYNCH
(as a percentage of  SOCIALLY                 V.S.F.     V.S.F.    V.S.F.    MERRILL LYNCH
average Separate     RESPONSIBLE              BASIC      GLOBAL    HIGH      V.S.F.
Account assets)      GROWTH       DREYFUS     VALUE      STRATEGY  CURRENT   DOMESTIC
                     FUND,        STOCK       FOCUS      FOCUS     INCOME    MONEY MARKET
                     INC.6/       INDEX FUND  FUND       FUND      FUND      FUND
                     ------       ----------  ----       ------    --------  ------------

   Mortality and      1.25%       1.25%       1.25%      1.25%     1.25%       1.25%
   Expense Risk Charge

   Administration     0.00%       0.00%       0.00%      0.00%     0.00%       0.00%
   Charge

   Other Fees and     0.00%       0.00%       0.00%      0.00%     0.00%       0.00%
   Expenses of the
   Separate Account

   Total Separate     1.25%       1.25%       1.25%      1.25%     1.25%       1.25%
   Account Annual
   Expenses


FUND ANNUAL Expenses4/
as a  percentage of
Fund average net assets
after fee waiver and/or
expense reimbursement,
if any)
   Management Fees    0.72%     0.245%    0.60%    0.65%     0.49%     0.50%

   Other Expenses     0.24%     0.055%    0.06%    0.06%     0.05%     0.04%

   Total Fund Annual  0.96%     0.30 %    0.66%    0.71%     0.54%     0.54%
   Expenses

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

                                                                           PBHG INSURANCE
SEPARATE ACCOUNT                     MORGAN                      PBHG INSURANCE   SERIES FUND,
ANNUAL EXPENSES3/      STRONG        STANLEY      MORGAN         SERIES FUND,     INC. - PBHG
(as a percentage of    OPPORTUNITY   U.S. REAL    STANLEY -      INC. - PBHG      TECHNOLOGY &
average Separate       FUND II        ESTATE       FIXED INCOME   GROWTH II        COMMUNICATIONS
Account assets)        INC.          PORTFOLIO    PORTFOLIO      PORTFOLIO7/      PORTFOLIO7/
                       ----          ---------    ---------      -----------      -----------
   Mortality and       1.25%         1.25%        1.25%          1.25%            1.25%
   Expense Risk
   Charge

   Administration      0.00%         0.00%        0.00%          0.00%            0.00%
   Charge

   Other Fees and      0.00%         0.00%        0.00%          0.00%            0.00%
   Expenses of the
   Separate Account

   Total Separate      1.25%         1.25%        1.25%          1.25%            1.25%
   Account Annual
   Expenses

Fund Annual
Expenses4/as a
percentage of Fund
average net assets
after fee waiver
and/or expense
reimbursement, if any)


   Management Fees     1.00%        0.80%       0.40%         0.85%           0.61%

   Other Expenses      0.17%        0.30%       0.30%         0.30%           0.59%

   Total Fund Annual   1.17%        1.10%       0.70%         1.15%           1.20%
   Expenses

3 Annual expenses are the same for each Sub-Account. These expenses are based on expenses incurred for the fiscal year ended December 31, 1996.

4 Information regarding each underlying Fund has been provided to the Company by each Fund, and the Company has not independently verified such information. Data for each Fund are for its fiscal year ended December 31, 1996. Actual expenses in future years may be higher or lower.

5 The fees and expenses in the table above are based on gross expenses of the shares of each Portfolio before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio is net of fee waivers or reductions from Janus Capital Corporation. Fee reductions for the Aggressive Growth, Worldwide Growth and Balanced Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers and reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Portfolios would have been 0.79%, 0.04% and 0.83%, respectively, for Aggressive Growth Portfolio, 0.77%, 0.14% and 0.91%, respectively, for Worldwide Growth Portfolio and 0.92%, 0.15% and 1.07%, respectively, for Balanced Portfolio. Janus Capital Corporation may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees of a Portfolio.

6 Fund expenses are net of management fees and other expenses waived and/or reimbursed. In the absence of such fee waivers and/or expense reimbursements, Management Fees, Other Expenses and Total Portfolio Expenses for The Dreyfus Socially Responsible Growth Fund, Inc. would have been 0.75%, 0.24% and 0.99% for the fiscal year ended December 31, 1996.

7 The adviser has voluntarily agreed to waive or limit its fees or assume other expenses of the PBHG Insurance Series Fund, Inc.--PBHG Technology & Communications Portfolio and PBHG Growth II Portfolio through December 31, 1997, so that total operating expenses of each Portfolio will not exceed 1.20% of average daily net assets. Such waiver or expense reimbursements by the adviser are subject to repayment by the Portfolio in future years if such repayment can be achieved without an increase in the total operating expenses of the Portfolio above 1.20% of average daily net assets. Absent such fee waiver or expense reimbursement, the estimated Management Fees and Total Operating Expenses for the PBHG Technology & Communication Portfolio would be 0.85% and 1.44%, respectively. Given the projected asset size of the PBHG Growth II Portfolio, no expense reimbursement or fee waiver is anticipated with respect to it.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


EXAMPLES

If the Owner surrenders his or her Contract at the end of the applicable time period, the following expenses will be charged on a $1,000 investment, assuming a 5% annual return on assets:


SUB-ACCOUNT                                    1 Year    3 Years    5 Years   10 Years
-----------                                    ------    -------    -------   --------
Janus Aspen Series-Aggressive Growth             $92       $120       $157      $307
Portfolio

Janus Aspen Series-Worldwide Growth Portfolio    $92       $122       $159      $312

Janus Aspen Series-Balanced Portfolio            $94       $126       $167      $330

Dreyfus Variable Investment Fund-Capital         $93       $123       $161      $317
Appreciation Portfolio

The Dreyfus Socially Responsible Growth          $94       $127       $168      $333
Fund, Inc.

Dreyfus Variable Investment Fund-Growth &        $92       $123       $161      $316
Income Portfolio


Dreyfus Variable Investment Fund-Small Cap       $92       $121       $158      $311
Portfolio

Dreyfus Stock Index Fund                         $87       $105       $130      $244

Merrill Lynch Variable Series Funds,             $91       $117       $151      $293
Inc.-Basic Value Focus Fund

Merrill Lynch Variable Series Funds,             $91       $119       $154      $300
Inc.-Global Strategy Focus Fund

Merrill Lynch Variable Series Funds,             $90       $113       $144      $277
Inc.-High Current Income Fund

Merrill Lynch Variable Series Funds,             $90       $113       $144      $277
Inc.-Domestic Money Market Fund

Strong Opportunity Fund II, Inc.                 $96       $134       $180      $359

Morgan Stanley Universal Funds-U.S. Real         $95       $131       $176      $351
Estate Portfolio

Morgan Stanley Universal Funds-Fixed Income      $91       $119       $153      $299
Portfolio

PBHG Insurance Series Fund, Inc.-PBHG Growth     $96       $133       $179      $357
II Portfolio

PBHG Insurance Series Fund,                      $96       $135       $182      $363
Inc.-PBHGTechnology & Communications
Portfolio

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


If the Owner does not surrender his or her Contract, or it is annuitized, the following expenses would be charged on a $1,000 investment at the end of the applicable time period, assuming a 5% annual return on assets:




SUB-ACCOUNT                                     1 Year  3 Years  5 Years    10 Years
-----------                                     ------  -------  -------    --------

Janus Aspen Series-Aggressive Growth Portfolio   $22      $70     $127        $307

Janus Aspen Series-Worldwide Growth Portfolio    $22      $72     $129        $312

Janus Aspen Series-Balanced Portfolio            $24      $76     $137        $330

Dreyfus Variable Investment Fund-Capital         $23      $73     $140        $317
Appreciation Portfolio

The Dreyfus Socially Responsible Growth Fund,    $24      $77     $138        $333
Inc.


Dreyfus Variable Investment Fund-Growth &        $22      $73     $131        $316
Income Portfolio

Dreyfus Variable Investment Fund-Small Cap       $22      $71     $128        $311
Portfolio

Dreyfus Stock Index Fund                         $17      $55     $100        $244

Merrill Lynch Variable Series Funds,             $21      $67     $121        $293
Inc.-Basic Value Focus Fund

Merrill Lynch Variable Series Funds,             $21      $69     $124        $300
Inc.-Global Strategy Focus Fund

Merrill Lynch Variable Series Funds,             $20      $63     $114        $277
Inc.-High Current Income Fund

Merrill Lynch Variable Series Funds,             $20      $63     $114        $277
Inc.-Domestic Money Market Fund

Strong Opportunity Fund II, Inc.                 $26      $84     $150        $359

Morgan Stanley Universal Funds-U.S. Real         $25      $81     $146        $351
Estate Portfolio

Morgan Stanley Universal Funds-Fixed Income      $21      $69     $123        $299
Portfolio

PBHG Insurance Series Fund, Inc.-PBGH Growth     $26      $83     $149        $357
II Portfolio

PBHG Insurance Series Fund, Inc.-PBGH            $26      $85     $152        $363
Technology & Communications Portfolio

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


The examples assume the reinvestment of all dividends and distributions, no transfers among Sub-Accounts or between Accounts and a 5% annual rate of return as mandated by Securities and Exchange Commission regulations.

The purpose of the Examples is to assist an Owner in understanding the various costs and expenses that the Owner will bear directly and indirectly with respect to investment in the Separate Account. The table reflects expenses of each Sub-Account as well as of the Fund in which the Sub-Account invests. See "CHARGES AND DEDUCTIONS" on page 38 of this Prospectus and the accompanying prospectus for the applicable Fund for a more complete description of the various costs and expenses.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY SUB-ACCOUNT OR FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES. THE $25 CONTRACT MAINTENANCE FEE IS REFLECTED IN THE EXAMPLES AS A CHARGE OF $1.00.


The fee table and Examples do not include charges to the Owner for premium taxes.


                              FINANCIAL STATEMENTS


The financial statements and reports of independent public accountants for the Company and the Separate Account are contained in the Statement of Additional Information.



                                    THE FUNDS


The Separate Account currently has seventeen Funds that are available for investment under the Contract. Each Fund has separate investment objectives and policies. As a result, each Fund operates as a separate investment portfolio and the investment performance of one Fund has no effect on the investment performance of any other Fund. There is no assurance that any of these Funds will achieve their stated objectives. The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Funds.

The Separate Account invests exclusively in shares of the Funds listed below (followed by a brief overview of each Fund's investment objective(s) and certain investment policies):


JANUS ASPEN SERIES:

      AGGRESSIVE GROWTH PORTFOLIO. A nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks with an emphasis on securities issued by medium-sized companies. The Portfolio may invest in debt securities, including junk bonds. For further discussion of the risks associated with investment in junk bonds, please see the attached Janus Aspen Series prospectus.

      WORLDWIDE GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers. The Portfolio may invest in debt securities, including junk bonds. For further discussion of the risks associated with investment in junk bonds, please see the attached Janus Aspen Series prospectus.

      BALANCED PORTFOLIO. A diversified portfolio that seeks long-term growth of capital balanced by current income. The Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio may invest in debt securities, including junk bonds. For further discussion of the risks associated with investment in junk bonds, please see the attached Janus Aspen Series prospectus.

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      Janus  Capital  Corporation  serves as the  investment  adviser to each of these Funds.

DREYFUS FUNDS

      CAPITAL  APPRECIATION  PORTFOLIO  (Dreyfus Variable  Investment Fund). The
      Capital Appreciation Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. It seeks to achieve its goals by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments.

      The Dreyfus Corporation serves as the investment adviser and Fayez Sarofim & Co. serves as the sub-investment adviser to this Fund.


      GROWTH AND INCOME PORTFOLIO The Growth and Income Portfolio's goal is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This Portfolio invests primarily in equity securities, debt securities and money market instruments of domestic and foreign issuers.

      SMALL CAP PORTFOLIO (Dreyfus Variable Investment Fund). (Dreyfus Variable Investment Fund). The Small Cap Portfolio's goal is to maximize capital appreciation. This Portfolio invests primarily in common stocks of domestic and foreign issuers. This Portfolio will be particularly alert to companies that The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

      The Dreyfus Corporation serves as investment adviser to the Growth and Income and Small Cap Portfolios.


      THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. The Dreyfus Socially Responsible Growth Fund, Inc.'s primary goal is to provide capital growth. It seeks to achieve this goal by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.

      The Dreyfus Corporation serves as the investment adviser and NCM Capital Management Group, Inc. serves as the sub-investment adviser to this Fund.

      DREYFUS STOCK INDEX FUND. The Dreyfus Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Stock Index Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

      The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, acts as the Fund manager and Mellon Equity Associates, an affiliate of Dreyfus located at 500 Grant Street, Pittsburgh, Pennsylvania 15258, is the index manager.

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MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

      BASIC VALUE FOCUS FUND. The investment objective of the Fund is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio.


      GLOBAL STRATEGY FOCUS FUND. The investment objective of the Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the U.S., Canada, Western Europe, the Far East and Latin America. Geographical allocation of the Fund's investments is not limited, and will be made primarily on the basis of anticipated total return from investments, considering various factors including economic, financial, social, national, and political factors. Investing on an international basis involves special considerations. See the attached Prospectus for the Fund.

      HIGH CURRENT INCOME FUND. The primary investment objective of the Fund is to obtain as high a level of current income as is consistent with its investment policies and prudent investment management. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The Fund seeks to achieve its objective by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality, including junk bonds. Investment in such securities entails relatively greater risk of loss of income or principal. An investment in this Fund may not be appropriate as the exclusive investment to fund a Contract. See the attached Prospectus for the Fund.


      DOMESTIC MONEY MARKET FUND. The investment objectives of the Fund are to seek preservation of capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

      Merrill Lynch Asset Management, L.P. serves as the investment adviser to these Funds.


STRONG OPPORTUNITY FUND II, INC.

      STRONG OPPORTUNITY FUND II, INC. The investment objective of the Strong Opportunity Fund II is to seek capital growth. It currently emphasizes medium-sized companies that the Fund's adviser believes are under-researched and attractively valued.

      Strong Capital Management, Inc. serves as the investment adviser to this Fund.

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MORGAN STANLEY UNIVERSAL FUNDS INC. :

      U.S. REAL ESTATE PORTFOLIO. The investment objective of the U.S. Real Estate Portfolio is above average current income and long-term capital appreciation by investing primarily in equity securities of U.S. and non-U.S. companies principally engaged in the U.S. real estate industry, including Real Estate Investment Trusts (REITs).

      Morgan Stanley Asset Management Inc. (a wholly owned subsidiary of Morgan Stanley Group, Inc.) serves as investment adviser to the U.S. Real Estate Portfolio.

      FIXED INCOME PORTFOLIO. The investment objective of the Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of securities issued by the U.S. Government and its Agencies, Corporate Bonds, Mortgage-Backed Securities, Foreign Bonds and other Fixed Income Securities.

      Miller Anderson & Sherrard, LLP (an indirect wholly owned subsidiary of Morgan Stanley Group, Inc.) serves as the investment adviser to the Fixed Income Portfolio.


PBHG INSURANCE SERIES FUND, INC:

      PBHG GROWTH II PORTFOLIO. The investment objective of PBHG Growth II Portfolio is to seek capital appreciation by investing primarily in common stocks and convertible securities of small and medium size growth companies (market capitalization or annual revenue of up to $4 billion) that are considered to have an outlook for strong earnings growth and the potential for significant capital appreciation.

      PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO. The investment objective of the PBHG Technology & Communications Portfolio is to seek long-term growth of capital by investing primarily in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which may be experiencing exceptional growth in sales and earnings driven by technology or communications-related products and services.

      Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to each of these Portfolios.

Meeting Fund objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions.

THERE IS NO ASSURANCE THAT ANY OF THESE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

INVESTMENTS IN THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.

Since each of the Funds is available to separate accounts of other insurance companies offering variable annuity and variable life products, and certain Funds may be available to qualified pension and retirement plans, there is a possibility that a material conflict may arise between the interests of the Separate Account and one or more other separate accounts or plans investing in the Fund. In the event of a material conflict, the affected insurance companies and plans will take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the particular Fund. See the Funds' prospectuses for greater detail.

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Additional information concerning the investment objectives and policies of each
Fund, the investment advisory services and administrative services of each Fund and charges of each Fund can be found in the current prospectus for each Fund which accompany this Prospectus. The appropriate Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Purchase Payments to, or transfers among, the Sub-Accounts.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company does not control the Funds and cannot guarantee that any of the Sub-Accounts or any of the Funds will always be available for allocation of Purchase Payments or transfers. The Company retains the right to make changes in the Separate Account and its investments.

The Company reserves the right to eliminate the shares of any Fund held by a Sub-Account and to substitute shares of another investment company for the shares of any Fund, if the shares of that Fund are no longer available for investment or if, in the Company's judgment, investment in any Fund would be inappropriate in view of the purposes of the Separate Account. To the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law, a substitution of shares attributable to the Owner's interest in a Sub-Account will not be made without prior notice to the Owner and the prior approval of the Securities and Exchange Commission. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Owners.

New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing Owners on a basis to be determined by the Company. Each additional Sub-Account will purchase shares in a Fund or in another mutual fund or investment vehicle. The Company may also eliminate one or more Sub-Accounts, if in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Sub-Account is eliminated, the Company will notify Owners and request a re-allocation of the amounts invested in the eliminated Sub-Account.

In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more separate accounts.


                                PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. For performance data and a description of the methods used to determine yield and total return, see the Statement of Additional Information.

YIELD DATA

The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The Company may also advertise the effective yield of the Money Market

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Sub-Account  which is  calculated  similarly  but, when  annualized,  the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account other than the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day period.

The yield calculations do not reflect the effect of any CDSC or premium taxes that may be applicable to a particular Contract which would reduce the yield of that Contract.

TOTAL RETURN DATA

The average annual total return of a Sub-Account refers to return quotations assuming an investment has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, respectively, the average annual total return presented will be presented for these periods, although other periods may also be provided. The standardized average annual total return quotations reflect the deduction of all applicable charges except for premium taxes. In addition to standardized average annual total return for a Sub-Account, the Company may provide cumulative total return and/or other non-standardized total return for the Sub-Account. Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

Reports and promotional literature may contain the ranking of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria. The Company may compare the performance of a Sub-Account with applicable indices and/or industry averages. Performance information may present the effects of tax-deferred compounding on Sub-Account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include comparisons of investment return on a tax-deferred basis with currently taxable investment return.

The Company may also advertise performance figures for the Sub-Accounts based on the performance of a Fund prior to the time the Separate Account commenced operations.

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         ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)
                               AND THE SEPARATE ACCOUNT

         ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)

Annuity Investors Life Insurance Company(REGISTERED TRADEMARK) (the "Company"), formerly known as CarilloN Life Insurance Company, is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American(REGISTERED TRADEMARK) Life Insurance CompanY which is a wholly owned subsidiary of American Annuity Group, Inc., a publicly traded insurance holding company. That company is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company.

The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as reflecting on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's or Duff & Phelps may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of those agencies as to an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT

Annuity Investors Variable Account A was established by the Company as an insurance company separate account under the laws of the State of Ohio on May 26, 1995, pursuant to resolutions of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company but they are held separately from the other assets of the Company. The Ohio Revised Code provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company.

Under Ohio law, the assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this Prospectus and under all other contracts which provide for accumulated values or dollar amount payments to reflect investment results of the Separate Account. The obligations arising under the Contracts are obligations of the Company.

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The Separate Account is divided into Sub-Accounts,  each of which invests solely in a specific corresponding Fund. (See "THE FUNDS," page 20.) Changes to the Sub-Accounts may be made at the discretion of the Company. (See "Additions, Deletions, or Substitutions," page 24.)



                                   THE FIXED ACCOUNT

The Fixed Account is a part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interest therein is generally subject to the provisions of these Acts, and the staff of the Securities and Exchange Commission does not generally review the disclosures in the prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account and the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law. The Company delegates the investment of the assets of the Fixed Account to American Money Management Corporation. Allocation of any amounts to the Fixed Account does not entitle Owners to share directly in the investment experience of these assets. The Company assumes the risk of investment gain or loss on the portion of the Account Value allocated to the Fixed Account. All assets held in the general account are subject to the Company's general liabilities from business operations.

FIXED ACCOUNT OPTIONS


There are currently five options under the Fixed Account: the Fixed Accumulation Account option; and the guarantee period options referred to in the Contract as the Fixed Account Options One-Year, Three-Year, Five-Year, and Seven-Year Guarantee Period, respectively. Different Fixed Account options may be offered by the Company at any time. Purchase Payments allocated and amounts transferred to the Fixed Account options accumulate interest at the applicable current interest rate declared by the Company's Board of Directors, and if applicable, for the duration of the guarantee period selected.


The Company guarantees a minimum rate of interest for the Fixed Account options. The guaranteed rate is 3% per year, compounded annually.

RENEWAL OF FIXED ACCOUNT OPTIONS

The following provisions apply to all Fixed Account options except the Fixed Accumulation Account option.

At the end of a guarantee period, and for the thirty days immediately preceding the end of such guarantee period, the Owner may elect a new option to replace the Fixed Account option that is then expiring. The entire amount maturing may be reallocated to any of the then-current options under the Contract (including the various Sub-Accounts within the Separate Account), except that a Fixed Account option with a guarantee period that would extend past the Annuity Commencement Date may not be selected. In particular, in the case of renewals occurring within one year of such Commencement Date, the only Fixed Account option available is the Fixed Accumulation Account option.

If the Owner does not specify a new Fixed Account option in accordance with the preceding paragraph, the Owner will be deemed to have elected the same Fixed Account option as is expiring, so long as the guarantee period of such option does not extend beyond the Annuity Commencement Date. In the event that such a

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period  would extend  beyond the Annuity  Commencement  Date,  the Owner will be deemed to have selected the Fixed Account option with the longest available guarantee period that expires prior to the Annuity Commencement Date, or, failing that, the Fixed Accumulation Account Option.


                                     THE CONTRACTS

Each Contract is an individual flexible premium deferred annuity. The rights and benefits are described below and in each Contract. The Company reserves the right to make any modification to conform the Contracts to, or give the Owner the benefit of, any applicable law. The obligations under the Contracts are obligations of the Company.

Fixed Account Values, Variable Account Values, benefits and charges will be calculated separately for each Contract. The various administrative rules described below will apply separately to each Contract, unless otherwise noted. The Company reserves the right to terminate any Contract at any time the Account Value is less than $500. Upon the termination of a Contract, the Company will pay the Owner the Surrender Value.

RIGHT TO CANCEL


The Owner may cancel the Contract by giving the Company written notice of cancellation and returning the Contract before midnight of the twentieth day following the date the Owner receives the Contract. The Contract must be returned to the Company, and the required notice must be given in person, or to the agent who sold it to the Owner, or by mail. If by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract as set forth above, the Contract will be void and the Company will refund the Purchase Payment(s) plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. Where required by state law, the right to cancel provision of a Contract may provide for refund of a different amount, or a right to cancel for a different period of time, than described above.

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                                   PURCHASE PAYMENTS

PURCHASE PAYMENTS


The minimum initial Purchase Payment for Qualified Contracts purchased under a periodic payment program is $50; for other Qualified contracts, $2,000; for Non-Qualified Contracts purchased under a periodic payment program, $100; and for other Non-Qualified Contracts, $5,000. Tax-free transfers and rollovers to the Contracts must be at least $5,000. Both Contracts require subsequent Purchase Payments of at least $50 per month. Purchase Payments and tax-free transfers or rollovers may be sent to the Company at its Administrative Office at any time before the Annuity Commencement Date so long as the Contract has not been fully surrendered.


Each Purchase Payment will be applied by the Company to the credit of the Owner's Account. If the application form is in good order, the Company will apply the initial Purchase Payment to an account for the Owner within two business days of receipt of the Purchase Payment at the Administrative Office. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the Owner of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically consents to the Company keeping the Purchase Payment until the application form is in good order. Once the application form is in good order, the Purchase Payment will be applied to the Owner's Account within two business days.

Each additional Purchase Payment is credited to a Contract as of the next Valuation Date following the receipt of such additional Purchase Payment.

No Purchase Payment for any Contract may exceed $500,000 without prior approval of the Company.

ALLOCATION OF PURCHASE PAYMENTS

The Company will allocate Purchase Payments to the Fixed Account options and/or to the Sub-Accounts according to instructions received by Written Request. Allocations must be made in whole percentages.


                                     ACCOUNT VALUE

The Account Value is equal to the aggregate value of the Owner's interest in the Sub-Account(s) and the Fixed Account options as of the end of any Valuation Period. The value of the Owner's interest in all Sub-Accounts is the "Variable Account Value," and the value of the Owner's interest in all Fixed Account options is the "Fixed Account Value."

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
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FIXED ACCOUNT VALUE

The Fixed Account Value for the Contract at any time is equal to: (a) the Purchase Payment(s) allocated to the Fixed Account; plus (b) amounts transferred to the Fixed Account; plus (c) interest credited to the Fixed Account; less (d) any charges, surrenders, deductions, amounts transferred from the Fixed Account or other adjustments made in accordance with the provisions of the Contract.

VARIABLE ACCOUNT VALUE

Purchase Payments may be allocated among, and Account Values may be transferred to, the various Sub-Accounts within the Separate Account, subject to the provisions of the Contract governing transfers. For each Sub-Account, the Purchase Payment(s) or amounts transferred are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to each Sub-Account by the value of the Accumulation Unit for that Sub-Account at the end of the Valuation Period on which the Purchase Payment(s) or transferred amount is received.

The following events will result in the cancellation of an appropriate number of Accumulation Units of a Sub-Account:

      (1)  transfer from a Sub-Account;

      (2)  full or partial surrender of the Variable Account Value;

      (3)  payment of a Death Benefit;

      (4)  application of the Variable Account Value to a Settlement Option;

      (5)  deduction of the Contract Maintenance Fee; or

      (6)  deduction of any Transfer Fee.

Accumulation Units will be canceled as of the end of the Valuation Period during which the Company receives a Written Request regarding the event giving rise to such cancellation, or an applicable Commencement Date, or the end of the Valuation Period on which the Contract Maintenance Fee or Transfer Fee is due, as the case may be.

The Variable Account Value for a Contract at any time is equal to the sum of the number of Accumulation Units for each Sub-Account attributable to that Contract multiplied by the Accumulation Unit value ("Accumulation Unit Value") for each Sub-Account at the end of the preceding Valuation Period.

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE

The initial Accumulation Unit Value for each Sub-Account, with the exception of the Money Market Sub-Account, was set at $10. The initial Accumulation Unit Value for the Money Market Sub-Account was set at $1.00. Thereafter, the Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor, as described below.

NET INVESTMENT FACTOR

The Net Investment Factor is a factor applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a Net Investment Factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit for each Sub-Account may increase or decrease. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

      (1)  is equal to:

           a. the Net Asset Value per share of the Fund held in the Sub-Account, determined at the end of the applicable Valuation Period; plus

           b. the per share amount of any dividend or net capital gain distributions made by the Fund held in the Sub-Account, if the "ex-dividend" date occurs during the applicable Valuation Period; plus or minus

           c. a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Sub-Account;

      (2) is the Net Asset Value per share of the Fund held in the Sub-Account, determined at the end of the immediately preceding Valuation Period; and

      (3) is the factor representing the Mortality and Expense Risk Charge and the Administration Charge deducted from the Sub-Account for the number of days in the applicable Valuation Period.

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
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                                       TRANSFERS

Prior to the applicable Commencement Date, the Owner may transfer amounts in a Sub-Account to a different Sub-Account and/or one or more of the Fixed Account options. The minimum transfer amount is $500. If the Sub-Account balance is less than $1,000 at the time of the transfer, the entire amount of the Sub-Account balance must be transferred. The Owner may also transfer amounts from any Fixed Account option to any other Fixed Account option and/or one or more of the Sub-Accounts. If a transfer is being made from a Fixed Account option pursuant to the "Renewal of Fixed Account Options" provision of the "THE FIXED ACCOUNT" section of this Prospectus, then the entire amount of that Fixed Account option subject to renewal at that time may be transferred to any one or more of the Sub-Accounts. In any other case, transfers from any Fixed Account option are subject to a cumulative limit during each Contract Year of 20% of the Fixed Account option's value as of the most recent Contract anniversary. Fixed Account transfers are not permitted during the first Contract Year. The minimum transfer amount from any Fixed Account option is $500. The Company may from time to time change the amount available for transfer from the Fixed Accumulation Account. Amounts previously transferred from Fixed Account options to the Sub-Accounts may not be transferred back to the Fixed Account options for a period of six months from the date of transfer.

The Company charges a Transfer Fee of $25 for each transfer in excess of twelve during the same Contract Year.

TELEPHONE TRANSFERS

An Owner may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at (800) 789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.

The Company will not be liable for complying with telephone instructions which the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The Owner or person controlling payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

DOLLAR COST AVERAGING

Prior to the applicable Commencement Date, the Owner may establish automatic transfers from the Money Market Sub-Account to any other Sub-Account(s), on a monthly or quarterly basis, by submitting to the Administrative Office a Dollar Cost Averaging Authorization Form. No Dollar Cost Averaging transfers may be made to any of the Fixed Account options. The Dollar Cost Averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

In order to be eligible for Dollar Cost Averaging, the value of the Money Market Sub-Account must be at least $10,000, and the minimum amount that may be transferred is $500.

Dollar Cost Averaging will automatically terminate if any Dollar Cost Averaging transfer would cause the balance of the Money Market Sub-Account to fall below $500. At that time, the Company will then transfer the balance of the Money Market Sub-Account to the other Sub-Account(s) in the same percentage distribution as directed in the Dollar Cost Averaging Authorization Form.

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


Dollar Cost Averaging transfers will not count toward the twelve transfers permitted under the Contract without a Transfer Fee charge.

Before electing Dollar Cost Averaging, an Owner should consider the risks involved in switching between investments available under the Contract. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. An Owner should consider his or her financial ability to continue Dollar Cost Averaging transfers through periods of changing price levels.


The Owner may terminate Dollar Cost Averaging services at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are currently in place.


PORTFOLIO REBALANCING

In connection with the allocation of Purchase Payments to the Sub-Accounts, and/or the Fixed Accumulation Account, the Owner may elect to have the Company perform Portfolio Rebalancing services. The election of Portfolio Rebalancing instructs the Company to automatically transfer amounts between the Sub-Accounts and the Fixed Accumulation Account to maintain the percentage allocations selected by the Owner.

Prior to the applicable Commencement Date, the Owner may elect Portfolio Rebalancing by submitting to the Administrative Office a Portfolio Rebalancing
Authorization Form. In order to be eligible for the Portfolio Rebalancing program, the Owner must have a minimum Account Value of $10,000. Portfolio Rebalancing transfers will take place on the last Valuation Date of each calendar quarter.

Portfolio Rebalancing transfers will not count toward the twelve transfers permitted under the Contract without a Transfer Fee charge.


The Owner may terminate Portfolio Rebalancing services at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place.


INTEREST SWEEP

Prior to the applicable Commencement Date, the Owner may elect automatic transfers of the income from each Fixed Account option to the Sub-Account(s), by submitting to the Administrative Office an Interest Sweep Authorization Form. Interest Sweep transfers will take place on the last Valuation Date of each calendar quarter.

In order to be eligible for the Interest Sweep program, the value of each Fixed Account option selected must be at least $5,000. The maximum amount that may be transferred from each Fixed Account option selected is 20% of such Fixed Account option's value per year. Any amounts transferred under the Interest Sweep program reduce the 20% maximum otherwise allowed.

Interest Sweep transfers will not count toward the twelve transfers permitted under the Contract without a Transfer Fee charge.


The Owner may terminate the Interest Sweep program, at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place.


PRINCIPAL GUARANTEE OPTION

The Owner may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Seven-Year Guarantee Period such that, at the end of the Seven-Year Guarantee Period, that account will grow to an amount equal to the total Purchase Payment. The Company determines the portion of the Purchase payment which must be allocated to the Fixed Account Seven-Year Guarantee Period such that, based on the interest rate then in effect, the Seven-Year Guarantee account will grow to equal the full amount of the Purchase Payment after seven years. The minimum Purchase Payment eligible for the Principal Guarantee program is $5,000.

CHANGES BY THE COMPANY


The Company reserves the right, in the Company's sole discretion and at any time, to terminate, suspend or modify any aspect of the transfer privileges

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------



described above without prior notice to Owners, as permitted by applicable law. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing services in amount(s) as the Company may then determine to be reasonable for participation in the service.



                                      SURRENDERS

SURRENDER VALUE

The Owner may surrender a Contract in full for the Surrender Value, or partial surrenders may be made for a lesser amount, by Written Request at any time prior to the Annuity Commencement Date. The amount of any partial surrender must be at least $500. A partial surrender cannot reduce the Surrender Value to less than $500. Surrenders will be deemed to be withdrawn first from the portion of the Account Value that represents accumulated earnings and then from Purchase Payments. For purposes of the Contract, Purchase Payments are deemed to be withdrawn on a "first-in, first-out" basis.

The amount available for surrender will be the Surrender Value at the end of the Valuation Period in which the Written Request is received.

The Surrender Value at any time is an amount equal to:
            (1) the Account Value as of the end of the applicable Valuation Period; less
            (2) any applicable CDSC; less
            (3) any outstanding loans; and less
            (4) any  applicable  premium  tax or  other  taxes  not  previously deducted.

On full surrender, a full Contract Maintenance Fee will also be deducted as part of the calculation of the Surrender Value.


A full or partial surrender may be subject to a CDSC as set forth in this prospectus. (See "Contingent Deferred Sales Charge ("CDSC")," page 38.)


Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or a reduction of the Fixed Account Value. In the case of a full surrender, the Contract will be terminated.


Surrenders may be subject to a 10% premature distribution penalty tax if made before the Owner reaches age 59 1/2, and may further be subject to federal, state or locAl income tax, as well as significant tax law restrictions in the case of Qualified Contracts. (See "FEDERAL TAX MATTERS," page 47.)


SUSPENSION OR DELAY IN PAYMENT OF SURRENDER VALUE

The Company has the right to suspend or delay the date of payment of a partial or full surrender of the Variable Account Value for any period:

       (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted;

       (2) when an emergency exists (as determined by the Securities and Exchange Commission) as a result of which (a) the disposal of securities in the Separate Account is not reasonably practicable or (b) it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or

       (3) when the Securities and Exchange Commission so permits for the protection of security holders.

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


The Company further reserves the right to delay payment of any partial or full surrender of the Fixed Account Value for up to six months after the receipt of a Written Request.

A surrender request will be effective when all appropriate surrender request forms are received. Payments of any amounts derived from a Purchase Payment paid by check may be delayed until the check has cleared.

SINCE THE OWNER ASSUMES THE INVESTMENT RISK AND BECAUSE CERTAIN SURRENDERS ARE SUBJECT TO A CDSC, THE TOTAL AMOUNT PAID UPON SURRENDER OF THE CONTRACT (TAKING INTO ACCOUNT ANY PRIOR SURRENDERS) MAY BE MORE OR LESS THAN THE TOTAL PURCHASE PAYMENTS.

When Contracts offered by this Prospectus are issued in connection with retirement plans which meet the requirements of Sections 401, 403, 408 or 457 of the Code, as applicable, reference should be made to the terms of the particular plans for any additional limitations or restrictions on surrenders.

FREE WITHDRAWAL PRIVILEGE

Subject to the provisions of the Contract, the Company will waive the CDSC, to the extent applicable, on full or partial surrenders as follows:

            (1) during the first Contract Year, on an amount equal to not more than 10% of all Purchase Payments received; and


            (2) during the second and succeeding Contract Years, on an amount equal to not more than the greater of: (a) accumulated earnings as of the last Contract Anniversary (Account Value in excess of Purchase Payments); or (b) 10% of the Account Value as of the last Contract Anniversary.


If the Free Withdrawal Privilege is not exercised during a Contract Year, it does not carry over to the next Contract Year.

SYSTEMATIC WITHDRAWAL

Prior to the applicable Commencement Date, the Owner, by Written Request to the Administrative Office, may elect to withdraw money automatically from the Fixed Account and/or the Sub-Accounts. To be eligible for the Systematic Withdrawal program, the Account Value must be at least $10,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the Free Withdrawal Privilege (See "CHARGES AND DEDUCTIONS," page 38.) The Owner may begin or discontinue systematic withdrawals at any time by Written Request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

Systematic withdrawals may have tax consequences or may be limited by tax law restrictions. (See "FEDERAL TAX MATTERS," page 47.)


                                 CONTRACT LOANS

If permitted under the Contract, an Owner may obtain a loan using his or her interest under such Contract as the only security for the loan. Loans are subject to provisions of the Code. A tax adviser should be consulted prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


The amount of any loan will be deducted from any Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of the investment options will only apply to the unborrowed portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.


                                  DEATH BENEFIT

WHEN A DEATH BENEFIT WILL BE PAID

A Death Benefit will be paid under the Contract if:

      (1) the Owner or the joint owner, if any, dies before the Annuity Commencement Date and before the Contract is fully surrendered;

      (2)   the Death Benefit Valuation Date has occurred; and

      (3)   a spouse does not become the Successor Owner.

If a Death Benefit becomes payable:

      (1)   it will be in lieu of all other benefits under the Contract; and

      (2) all other rights under the Contract will be terminated except for rights related to the Death Benefit.

Only one Death Benefit will be paid under the Contract

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


DEATH BENEFIT VALUES

If the Owner dies before attaining age 75 and before the Annuity Commencement Date, the Death Benefit is an amount equal to the greatest of:

      (1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans;

      (2) the total Purchase Payment(s), less any applicable premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans; or

      (3) the largest Death Benefit amount on any Contract Anniversary prior to death that is an exact multiple of five and occurs prior to the Death Benefit Valuation Date, less any applicable premium tax or other taxes not previously deducted, less any partial surrenders after such Death Benefit was determined, and less any outstanding loans.

If the Owner dies after attaining Age 75 and before the Annuity Commencement Date, the Death Benefit is an amount equal to the greatest of:

      (1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans;

      (2) the total Purchase Payment(s), less any applicable premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans; or

      (3) the largest Death Benefit amount on any Contract Anniversary prior to death that is both an exact multiple of five and occurs prior to the date on which the Owner attained Age 75, less any applicable premium tax or other taxes not previously deducted, less any partial surrenders after such Death Benefit was determined, and less any outstanding loans.

In any event, if the Contract is issued after any Owner has attained age 75, and any Owner dies before the Annuity Commencement Date, the amount of the Death Benefit will be the greater of:

      (1) the Account Value on the Death Benefit Valuation Date, less any applicable premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans; or

      (2) the total Purchase Payment(s), less any applicable premium tax or other taxes not previously deducted, less any partial surrenders, and less any outstanding loans.

DEATH BENEFIT COMMENCEMENT DATE

The Beneficiary may designate the Death Benefit Commencement Date by Written Request within one year of the Owner's death. If no designation is made, then the Death Benefit Commencement Date will be one year after the Owner's death.

FORM OF DEATH BENEFIT


Death Benefit payments will be Fixed Dollar Benefit payments made monthly in accordance with the terms of Option A with a period certain of 48 months under the "SETTLEMENT OPTIONS" section of this prospectus. (See page 41.)

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


In lieu of that, the Owner may elect at any time before his or her death to have Death Benefit payments made in one lump sum or pursuant to any available settlement option under the "SETTLEMENT OPTIONS" section of this prospectus. If the Owner does not make any such election, the Beneficiary may make that election at any time after the Owner's death and before the Death Benefit Commencement Date.

BENEFICIARY

Non-Qualified Contracts may be jointly owned by two people. If there is a joint owner and that joint owner survives the Owner, the joint owner is the Beneficiary, regardless of any designation made by the Owner. If there is no surviving joint owner, and in the case of Qualified Contracts, the Beneficiary is the person or persons so designated in the application, if any, or under the Change of Beneficiary provision of the Contract. If the Owner has not designated a Beneficiary, or if no Beneficiary designated by the Owner survives the Owner, then the Beneficiary will be the Owner's estate.


                             CHARGES AND DEDUCTIONS

There are two types of charges and deductions. First, there are charges assessed under the Contract. These charges include the CDSC, the Administration Charge, the Mortality and Expense Risk Charge, Premium Taxes and Transfer Fees. All of these charges are described below and some may not be applicable to every Contract. Second, there are Fund expenses for fund management fees and administration expenses. These fees are described in the prospectus and statement of additional information for each Fund.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for front-end sales charges is made from Purchase Payments. However, the Company may deduct a CDSC of up to 7% of Purchase Payments on certain surrenders to partially cover certain expenses incurred by the Company relating to the sale of the Contract, including commissions paid, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

The CDSC applies to and is calculated separately for each Purchase Payment. The CDSC percentage varies according to the number of full years elapsed between the date of receipt of a Purchase Payment and the date a Written Request for surrender is made. The amount of the CDSC is determined by multiplying the amount withdrawn subject to the CDSC by the CDSC percentage in accordance with the following table. Surrenders will be deemed to be withdrawn first from accumulated earnings (which may be surrendered without charge) and then to Purchase Payments on a first-in, first-out basis.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


 Number of Full Years Elapsed Between        Contingent Deferred Sales
  Date of Receipt of Purchase Payment         Charge as a Percentage of
and Date Written Request for Surrender       Associated Purchase Payment
              Received                            Payment Surrendered
---------------------------------------      ---------------------------

                       0                                    7%
===============================================================================
                       1                                    6%
===============================================================================
                       2                                    5%
===============================================================================
                       3                                    4%
===============================================================================
                       4                                    3%
===============================================================================
                       5                                    2%
===============================================================================
                       6                                    1%
===============================================================================
                    7 or more                               0%
===============================================================================


In no event shall the CDSC assessed against the Contract exceed 7% of the aggregate Purchase Payment(s).


Any Purchase Payments that have been held by the Company for at least seven years may be surrendered free of any CDSC. The CDSC will not be imposed on amounts surrendered under the Free Withdrawal Privilege. (See "Free Withdrawal Privilege," page 35.)


No CDSC is assessed upon payment of the Death Benefit.


The CDSC will be waived upon surrender if the Contract is modified by the Long-Term Care Waiver Rider and the Owner is confined in a licensed Hospital or Long-Term Care Facility, as those terms are defined in the Rider, for at least 90 days beginning on or after the first Contract Anniversary. This Rider may not be available in all jurisdictions.


The CDSC may be reduced or waived in connection with certain Contracts where the Company incurs reduced sales and servicing expenses, such as Contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates.

For Qualified Contracts only, the CDSC will be waived if the Owner has been determined by the Social Security Administration to be "disabled" as that term is defined in the Social Security Act of 1935, as amended.

In addition,  for Contracts qualified under the Code, the CDSC will be waived if
(i) the Owner incurs a separation from service, has attained age 55 and has held the Contract for at least seven years; or (ii) the Owner has held the Contract for fifteen years or more.

The Company reserves the right to terminate, suspend or modify waivers of the CDSC, without prior notice to Owners, as permitted by applicable law.



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The CDSC may be reduced or waived on  partial  or full  surrenders  from a Fixed
Account option to the extent required to satisfy state law.


MAINTENANCE AND ADMINISTRATIVE CHARGES


On each Contract Anniversary, the Company deducts an annual Contract Maintenance Fee as partial compensation for expenses relating to the issue and maintenance of the Contract, and the Separate Account. The annual Contract Maintenance Fee is $25. If the Contract is surrendered in full on any day other than on the Contract Anniversary, the Contract Maintenance Fee will be deducted in full at the time of such surrender. If a Variable Annuity Benefit is elected, a portion of the $25 Annual Fee will be deducted from each Benefit Payment.


The Company will waive the Contract Maintenance Fee if the Account Value is equal to or greater than $30,000 on the date of the assessment of the Charge. The Contract Maintenance Fee may also be waived in connection with certain Contracts where the Company incurs reduced Contract issuance and maintenance expenses, such as Contracts offered to active employees of the Company or any of its subsidiaries, and/or affiliates.


The Company has not imposed an Administration Charge and has set the Contract Maintenance Fee at a level such that the Company will recover no more than the anticipated and estimated costs associated with administering the Contracts and Separate Account. The Company does not expect to make a profit from the administrative charges of a particular Contract. The Company does not expect to make a profit from the Contract Maintenance Fee.




MORTALITY AND EXPENSE RISK CHARGE

The Company imposes a Mortality and Expense Risk Charge as compensation for bearing certain mortality and expense risks under the Contract. For assuming these risks, the Company makes a daily charge equal to .003403% corresponding to an effective annual rate of 1.25% of the daily Net Asset Value of each Sub-Account in the Separate Account. The Company estimates that the mortality risk component of this charge is 0.75% of the daily Net Asset Value of each Sub-Account and the expense risk component is 0.50%. In connection with certain Contracts where the Company incurs reduced sales and servicing expenses, such as Contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer a Contract with a Mortality and Expense Risk Charge equal to an effective annual rate of 0.95%. This is equal to a daily charge of 0.002590%. The Company estimates that for these Contracts, the mortality risk component of this charge is 0.75% of the daily Net Asset Value of each Sub-Account and the expense risk component is 0.20%. The Mortality and Expense Risk Charge is imposed before the Annuity Commencement Date and after the Annuity Commencement Date if a Variable Annuity Benefit is selected. The Company guarantees that the Mortality and Expense Risk Charge will never increase for a Contract. The Mortality and Expense Risk Charge is reflected in the Accumulation Unit values for each Sub-Account.

The mortality risks assumed by the Company arise from its contractual obligations to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contracts and to pay Death Benefits prior to the Annuity Commencement Date.

The Company also bears substantial risk in connection with the Death Benefit before the Annuity Commencement Date, since in certain circumstances the Company may be obligated to pay a larger Death Benefit amount than the then-existing Account Value of a Contract.

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The expense  risk assumed by the Company is the risk that the  Company's  actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the Contract Maintenance Fees and Transfer Fees.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on the Company. Conversely, if this charge is more than sufficient, any excess will be profit to the Company. Currently, the Company expects a profit from this charge.

The Company recognizes that the CDSC may not generate sufficient funds to pay the cost of distributing the Contracts. To the extent that the CDSC is insufficient to cover the actual cost of Contract distribution, the deficiency will be met from the Company's general corporate assets which may include amounts, if any, derived from the Mortality and Expense Risk Charge.

PREMIUM TAXES

Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time Purchase Payments are made to a Contract, but no earlier than when the Company has a tax liability under state law.

TRANSFER FEE

The Company currently imposes a $25 fee for each transfer in excess of twelve in a single Contract Year. The Company will deduct the charge from the amount transferred.

FUND EXPENSES


The value of the assets in the Separate Account reflects the value of Fund shares and therefore the fees and expenses paid by each Fund. The annual expenses of each Fund are set out in the "Summary of Expenses" tables at the front of this Prospectus. A complete description of the fees, expenses, and deductions from the Funds are found in the respective prospectuses for the Funds. (See "THE FUNDS," page 20.)



                               SETTLEMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date is shown on the Contract Specifications page. The Owner may change the Annuity Commencement Date by Written Request made at least 30 days prior to the date that Annuity Benefit payments are scheduled to begin. In no event can the Annuity Commencement Date be later than the Contract Anniversary following the 85th birthday of the eldest Owner, or 5 years after the Contract Effective Date, whichever is later.

ELECTION OF SETTLEMENT OPTION

If the Owner is alive on the Annuity Commencement Date and unless otherwise directed, the Company will apply the Account Value, less premium taxes, if any, according to the Settlement Option elected.

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If no election has been made on the Annuity  Commencement Date, the Company will begin payments based on Settlement Option B (Life Annuity with Payments for at Least a Fixed Period), described below, with a fixed period of 120 monthly payments assured.

BENEFIT PAYMENTS

Benefit Payments may be calculated and paid: (1) as a Fixed Dollar Benefit; (2) as a Variable Dollar Benefit; or (3) as a combination of both.

If only a Fixed Dollar Benefit is to be paid, the Company will transfer all of the Account Value to the Company's general account on the applicable
Commencement Date, or on the Death Benefit Valuation Date (if applicable). Similarly, if only a Variable Dollar Benefit is elected, the Company will transfer all of the Account Value to the Sub-Accounts as of the end of the Valuation Period immediately prior to the applicable Commencement Date; the Company will allocate the amount transferred among the Sub-Accounts in accordance with a Written Request. No transfers between the Fixed Dollar Benefit and the Variable Dollar Benefit will be allowed after the Commencement Date. However, after the Variable Dollar Benefit has been paid for at least twelve months, the person controlling payments may, no more than once each twelve months thereafter, transfer all or part of the Benefit Units upon which the Variable Dollar Benefit is based from the Sub-Account(s) then held to Benefit Units in different Sub-Account(s).

If a Variable Dollar Benefit is elected, the amount to be applied under that benefit is the Variable Account Value as of the end of the Valuation Period immediately preceding the applicable Commencement Date. If a Fixed Dollar Benefit is to be paid, the amount to be applied under that benefit is the Fixed Account Value as of the applicable Commencement Date, or as of the Death Benefit Valuation Date (if applicable).

FIXED DOLLAR BENEFIT

Fixed Dollar Benefit payments are determined by multiplying the Fixed Account Value (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium tax not previously deducted) by the amount of the monthly payment per $1,000 of value obtained from the Settlement Option Table for the settlement option elected. Fixed Dollar Benefit payments will remain level for the duration of the payment period.

If at the time a Fixed Dollar Benefit is elected, the Company has available options or rates on a more favorable basis than those guaranteed, the higher benefits shall be applied and shall not change for as long as that election remains in force.

VARIABLE DOLLAR BENEFIT

The first monthly Variable Dollar Benefit payment is equal to the Owner's Variable Account Value (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium tax not previously deducted) as of the end of the Valuation Period immediately preceding the applicable Commencement Date multiplied by the amount of the monthly payment per $1,000 of value obtained from the Settlement Option Table for the Benefit Payment option elected less the pro-rata portion of the Contract Maintenance Fee.

The number of Benefit Units in each Sub-Account held by the Owner is determined by dividing the dollar amount of the first monthly Variable Dollar Benefit payment from each Sub-Account by the Benefit Unit Value for that Sub-Account as of the applicable Commencement Date. The number of Benefit Units remains fixed during the payment period, except as a result of any transfers among Sub-Accounts after the applicable Commencement Date.

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The dollar  amount of the  second and any  subsequent  Variable  Dollar  Benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from month to month. The total amount of the second and any subsequent Variable Dollar Benefit payment will be equal to the sum of the payments from each Sub-Account less a pro-rata portion of the Contract Maintenance Fee. Where an Owner elects a Variable Dollar Benefit, there is a risk that only one Benefit Payment will be made under any settlement option, if:
(i) at the end of the applicable Valuation Period, the Owner's Variable Account Value has declined to zero; or (ii) the person on whose life Benefit Payments are based dies prior to the second Benefit Payment.

The payment from each Sub-Account is found by multiplying the number of Benefit Units held in each Sub-Account by the Benefit Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment.

The Benefit Unit Value for each Sub-Account is originally established in the same manner as Accumulation Unit values. Thereafter, the Benefit Unit Value for a Sub-Account is determined by multiplying the Benefit Unit Value as of the end of the preceding Valuation Period by the Net Investment Factor, determined as set forth above under "Accumulation Unit Value", for the Valuation Period just ended. The product is then multiplied by the assumed daily investment factor (0.99991781), for the number of days in the Valuation Period. The factor is based on the assumed net investment rate of 3% per year, compounded annually that is reflected in the Settlement Option Tables.


TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

After the Annuity Commencement Date, no transfers between the Fixed Account and the Separate Account are permitted. However, after a Variable Dollar Annuity Benefit has been paid for at least twelve months, the Participant may, by Written Request to the Administrative Office, transfer Annuity Units between Sub-Accounts no more than once during a twelve-month period.

ANNUITY TRANSFER FORMULA

Transfers after the Annuity Commencement Date are implemented according to the following formulas:

       (1) Determine the number of units to be transferred from the Sub-Account as follows:

            = AT/AUV1

       (2) Determine the number of Annuity Units remaining in such Sub-Account (after the transfer):

            =UNIT1-AT/AUV1

       (3) Determine the number of Annuity Units in the transferee Sub-Account (after the transfer):

            =UNIT2 + AT/AUV2

       (4) Subsequent Variable Dollar Annuity Benefit payments will reflect the changes in Annuity Units in each Sub-Account as of the next Variable Dollar Annuity Benefit payment's due date.

Where:

(AUV1) is the Annuity Unit Value of the Sub-Account that the transfer is being made from as of the end of the Valuation Period in which the transfer request is received.

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


(AUV2) is the Annuity Unit Value of the Sub-Account that the transfer is being made from as of the end of the Valuation Period in which the transfer request is received.

(UNIT1) is the number of Annuity Units in the Sub-Account that the transfer is being made from, before the transfer.

(UNIT2) is the number of Annuity Units in the Sub-Account that the transfer is being made to, before the transfer.

(AT) is the dollar amount being transferred from the Sub-Account.


SETTLEMENT OPTIONS

OPTION A:   INCOME FOR A FIXED PERIOD

The Company will make periodic payments for a fixed period. The first payment will be paid as of the last day of the initial Payment Interval. The maximum time over which payments will be made by the Company or money will be held by the Company is 30 years. The Option A Table applies to this Option.

OPTION B:   LIFE ANNUITY WITH PAYMENTS FOR AT LEAST A FIXED PERIOD

The Company will make periodic payments for at least a fixed period. If the person on whose life Benefit Payments are based lives longer than the fixed period, then the Company will make payments until his or her death. The first payment will be paid as of the first day of the initial Payment Interval. The Option B Tables apply to this Option.

OPTION C:   JOINT AND ONE-HALF SURVIVOR ANNUITY

The Company will make periodic payments until the death of the primary person on whose life Benefit Payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life Benefit Payments are based. The Company will require Due Proof of Death of the primary person on whose life Benefit Payments are based. The first payment will be paid as of the first day of the initial Payment Interval. The Option C Tables apply to this Option.

OPTION D:   ANY OTHER FORM

The Company will make periodic payments in any other form of settlement option which is acceptable to us at the time of an election.

MINIMUM AMOUNTS

Presently, the minimum amount of a Benefit Payment under any settlement option is $50. If an Owner selects a Payment Interval under which a Benefit Payment would be less than $50, the Company will advise the Owner that a new Payment Interval must be selected so that the Benefit Payment will be at least $50. Generally, monthly, quarterly, semi-annual and annual Payment Intervals are available. From time to time, the Company may require Benefit Payments to be made by direct deposit or wire transfer to the account of a designated payee.

Minimum amounts, Payment Intervals and other terms and conditions may be modified by the Company at any time without prior notice to Owners, as permitted by applicable law. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or Payment Intervals to conform

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed.

All factors, values, benefits and reserves under the Contract will not be less than those required by the law of the state in which the Contract is delivered.

SETTLEMENT OPTION TABLES

The Settlement Option Tables in Appendix A show the payments that the Company will make at sample Payment Intervals for each $1,000 applied at the guaranteed interest rate.

Rates for monthly payments for ages or fixed periods not shown in the Settlement Option Tables will be calculated on the same basis as those shown and may be obtained from the Company. Fixed periods shorter than five years are not available, except as a Death Benefit Settlement Option.

                               GENERAL PROVISIONS

NON-PARTICIPATING

The Contracts do not pay dividends or share in the Company's divisible surplus.

MISSTATEMENT

If the age and/or sex of a person on whose life Benefit Payments are based is misstated, the payments or other benefits under the Contract shall be adjusted to the amount which would have been payable based on the correct age and/or sex. If the Company made any underpayments based on any misstatement, the amount of any underpayment with interest shall be immediately paid in one sum. In addition to any other remedies that may be available at law or at equity, the Company may deduct any overpayments made, with interest, from any succeeding payment(s) due under the Contract.

PROOF OF EXISTENCE AND AGE

The Company may require proof of age and/or sex of any person on whose life Benefit Payments are based. The Company may also require proof that any such person is still living.

DISCHARGE OF LIABILITY

Upon payment of any partial or full surrender, or any Benefit Payment, the Company shall be discharged from all liability to the extent of each such payment.

TRANSFER OF OWNERSHIP

NON-QUALIFIED CONTRACT

The Owner of a Non-Qualified Contract may transfer ownership at any time during his or her lifetime. Any such transfer is subject to the following:

            1) it must be made by Written Request; and

            2) unless otherwise elected or required by law, it will not cancel a designation of an Annuitant or Beneficiary or any settlement option election previously made.

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QUALIFIED CONTRACT

The Owner of a Qualified Contract may not transfer ownership.

ASSIGNMENT

NON-QUALIFIED CONTRACT

The Owner of a Non-Qualified Contract may assign all or any part of his or her rights under the Contract except rights to:

            (1) designate or change a Beneficiary;
            (2) designate or change an Annuitant;
            (3) transfer ownership; and
            (4) elect a settlement option.

The person to whom an assignment is made is called an assignee.

The Company is not responsible for the validity of any assignment. An assignment must be in writing and must be received at the Administrative Office of the Company. The Company will not be bound by an assignment until the Company acknowledges it. An assignment is subject to any payment made or any action the Company takes before the Company acknowledges it. An assignment may be ended only by the assignee or as provided by law.

QUALIFIED CONTRACT

The Owner of a Qualified Contract may not assign or in any way alienate his or her interest under the Contract.

ANNUAL REPORT

At least once each Contract Year, the Company will provide a report of the Contract's current values and any other information required by law, until the first to occur of the following:

      1)    the date the Contract is fully surrendered;
      2)    the Annuity Commencement Date; or
      3)    the Death Benefit Commencement Date.

INCONTESTABILITY

No Contract shall be contestable by the Company.

ENTIRE CONTRACT

The Company issues the Contracts in consideration and acceptance of the payment of the initial Purchase Payment. In those states that require a written application, a copy of the application will be attached to and become part of the Contract. Only statements in the application, if any, or made elsewhere by the Owner in consideration for the Contract will be used to void the Owner's interest under the Contract, or to defend a claim based on it. Such statements are representations and not warranties.

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INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
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CHANGES -- WAIVERS

No changes or waivers of the terms of the Contract are valid unless made in writing by the Company's President, Vice President, or Secretary. The Company reserves the right both to administer and to change the provisions of the Contract to conform to any applicable laws, regulations or rulings issued by a governmental agency.

NOTICES AND DIRECTIONS

The Company will not be bound by any authorization, election or notice which is not made by Written Request.

Any written notice requirement by the Company to the Owner will be satisfied by the mailing of any such required written notice, by first-class mail, to the Owner's last known address as shown on the Company's records.


                               FEDERAL TAX MATTERS

INTRODUCTION

The following discussion is a general description of federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


A Contract may be purchased on a tax-qualified or non-tax-qualified basis. Qualified Contracts are designed for use in connection with plans entitled to special income tax treatment under Section 401, 403, or 408 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on Benefit Payments, and on the economic benefit to the Owner or the Beneficiary may depend on the type of Contract and the tax status of the individual concerned.

Certain requirements must be satisfied in purchasing a Qualified Contract and receiving distributions from such a Contract in order to continue to receive favorable tax treatment. The Company makes no attempt to provide more than general information about use of Contracts with the various types of tax-qualified arrangements. Owners and Beneficiaries are cautioned that the rights of any person to any benefits may be subject to the terms and conditions of the tax-qualified arrangement, regardless of the terms and conditions of the Contract. Some tax-qualified arrangements are subject to distribution and other requirements that are not incorporated in the administration of the Contract. Owners are responsible for determining that contributions, distributions and other transactions with respect to Qualified Contracts satisfy applicable law. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The Statement of Additional Information discusses the requirements for qualifying as an annuity.




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TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. The Company believes that the Owner who is a natural person generally is not taxed on increases in the value of an Account until distribution occurs by withdrawing all or part of the Account Value (E.G., surrenders or annuity payments under the Settlement Option elected.) The taxable portion of a distribution (in the form of a single sum payment or an annuity) is generally taxable as ordinary income.

The following discussion generally applies to a Contract owned by a natural person.

SURRENDERS

QUALIFIED CONTRACTS

In the case of a surrender under a Contract, other than Systematic Withdrawal Option payments treated as Annuity Benefit Payments for tax purposes, a pro-rata portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the annuity. The "investment in the contract" generally equals the amount of any non-deductible and/or non-excludable Purchase Payments paid by or on behalf of any individual. Special tax rules may be available for certain distributions from a Qualified Contract.

NON-QUALIFIED CONTRACTS

In the case of a surrender under a Non-Qualified Contract, the amount recovered is taxable to the extent that the Account Value immediately before the surrender, reduced by any applicable charges, exceeds the "investment in the contract" at such time.

ANNUITY BENEFIT PAYMENTS

Although the tax consequences may vary depending on the Settlement Option elected under the Contract, in general, only the portion of a Benefit Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Benefit Payments is taxable. For Variable Dollar Benefit Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Dollar Benefit Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Benefit Payments for the term of the payments; however, the remainder of each Benefit Payment is taxable. In either case, once the "investment in the contract" has been fully recovered, the full amount of any additional Benefit Payments is taxable. If Benefit Payments cease as a result of an Owner's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


PENALTY TAX


In general, a 10% premature distribution penalty tax applies to the taxable portion of a distribution from a Contract prior to age 59 1/2. Exceptions to this penalty tax are available to distributions made on account of disability, death, and certain payments for life and life expectancy. Certain other exceptions may apply depending on the tax-qualification of the Contract involved. A 25% premature distribution penalty applies to certain distributions from a Savings Incentive Match Plan for Employees (SIMPLE) IRA described in
Section 408(p) of the Code.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed under a Contract because of the death of an Owner. Generally such amounts are includable in the income of the recipient as follows:
(1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under a Settlement Option, they are taxed in the same manner as Benefit Payments, as described above.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE CONTRACT

A transfer of ownership or an assignment of a Contract, the designation of a Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein.

QUALIFIED CONTRACTS - GENERAL

The Qualified Contract is designed for use with several types of retirement plans. The tax rules applicable to Owner and Beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan.

TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program ("ORP') to withdraw their interests in a variable annuity policy issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) attainment of age 70 1/2; or (4) death. Section 830.205 of the Texas Government Code provides that benefits under the optional retirement program ("ORP") vest after one year of participation. Accordingly, an Account Value cannot be withdrawn or distributed without written certification from the employer of the ORP participant's vesting status and, if the participant is living and under age 70 1/2, the participant's retirement or other termination from employment.


INDIVIDUAL RETIREMENT ANNUITIES

Code sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, certain amounts may be contributed to an IRA that are deductible from an individual's gross income. Employers also may establish a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) to provide IRA contributions on behalf of their employees.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Subject to certain limits, such contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies.


PENSION AND PROFIT SHARING PLANS


Code section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.


CERTAIN DEFERRED COMPENSATION PLANS

Under  Section  457 of the  Code,  governmental  and  certain  other  tax-exempt employers may invest in annuity contracts in connection with deferred compensation plans established for the benefit of their employees. Other employers may invest in annuity contracts in connection with non-qualified deferred compensation plans established for the benefit of their employees. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan.

WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Federal withholding at a flat 20% of the taxable part of the distribution is required if the distribution is eligible for rollover and the distribution is not paid as a direct rollover. In other cases, recipients generally are provided the opportunity to elect not to have tax withheld from distributions.

POSSIBLE CHANGES IN TAXATION

There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

GENERAL

At the time the initial Purchase Payment is paid, a prospective purchaser must specify whether the purchase is a Qualified Contract or a Non-Qualified Contract. If the initial Purchase Payment is derived from an exchange or surrender of another annuity contract, the Company may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. The Company will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract will require the minimum initial Purchase Payment stated above. Additional Purchase Payments under a Contract must qualify for the same federal income tax treatment as the initial Purchase Payment under the Contract; the Company will not accept an additional Purchase Payment under a Contract if the federal income tax treatment of such Purchase Payment would be different from that of the initial Purchase Payment.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


                          DISTRIBUTION OF THE CONTRACT

AAG Securities, Inc. ("AAG Securities"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. AAG Securities may also serve as an underwriter and distributor of other contracts issued through the Separate Account and certain other Separate Accounts of the Company and any affiliates of the Company. AAG Securities is a wholly-owned subsidiary of American Annuity Group, Inc., a publicly traded company which is an indirect subsidiary of American Financial Group, Inc. AAG Securities is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAG Securities for acting as underwriter under a distribution agreement.

AAG Securities will sell Contracts through its registered representatives. In addition, AAG Securities may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the Contracts may be solicited by registered representatives of the broker-dealers appointed by the Company to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable annuities.


The Company or AAG Securities may pay commissions to registered representatives of AAG securities and other broker-dealers of up to 8.5% of Purchase Payments made under the Contracts ("Commissions"). These Commissions are reduced by one-half for contracts issued to Owners over age 75. When permitted by state law and in exchange for lower initial Commissions, AAG Securities and/or the Company may pay trail commissions to registered representatives of AAG Securities and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permissible under current law, the company and/or AAG Securities may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of AAG Securities and/or other broker-dealers.


                                LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account or AAG Securities. The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account.


                                  VOTING RIGHTS

To the extent required by applicable law, all Fund shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if the Company determines that it is allowed to vote all shares in its own right, the Company may elect to do so.

The person with the voting interest is the Owner, or the person controlling payments, if different from the Owner. The number of votes which are available will be calculated separately for each Sub-Account. Before the Annuity Commencement Date, that number will be determined by applying the Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. The Owner, or the person controlling payments, if different from the Owner, holds a voting interest in each Sub-Account to which the Account Value is allocated. After the Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


Commencement Date, the number of votes decreases as Annuity Payments are made and as the number of Accumulation Units for a Contract decreases.

The number of votes of a Fund will be determined as of the date coincident with the date established by that Fund for shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Funds.

Shares as to which no timely instructions are received and shares held by the Company as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Sub-Account. Voting instructions to abstain on any item will be applied on a pro-rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Fund.

It should be noted that the Funds are not required to hold annual or other regular meetings of shareholders.


                              AVAILABLE INFORMATION

The Company has filed a registration statement (the Registration Statement) with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to the Company or the Contracts. Statements contained in this Prospectus, as to the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

                                   TABLE OF CONTENTS


                                                                            PAGE
ANNUITY INVESTORS - LIFE INSURANCE COMPANY(REGISTERED TRADEMARK)              1
General Information and History                                               2
State Regulation                                                              2

SERVICES                                                                      3
Safekeeping of Separate Account Assets                                        3
Records and Reports                                                           3
Experts                                                                       3

DISTRIBUTION OF THE CONTRACTS                                                 3

CALCULATION OF PERFORMANCE INFORMATION                                        4
Money Market Sub-Account Standardized Yield Calculation                       4
Other Sub-Account Standardized Yield Calculation                              5
Standardized Total Return Calculation                                         6
Hypothetical Performance Data                                                 7
Other Performance Data                                                        8

FEDERAL TAX MATTERS                                                          10
Taxation of the Company                                                      10
Tax Status of the Contract                                                   11

FINANCIAL STATEMENTS                                                         12

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

   --------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 1997 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.



Name:      _____________________________________________________________

Address:   _____________________________________________________________

City:      _____________________________________________________________

State:     _____________________________________________________________

Zip:       _____________________________________________________________

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


                                   APPENDIX A

QUALIFIED CONTRACTS

            OPTION A TABLE -- INCOME FOR A FIXED PERIOD Payments for
                 fixed number of years for each $1,000 applied.

----------------------------------------------------------------------------------------------------------------
Terms                                Terms                                Terms
 of                                  of                                   of
Pay-           Semi  Quar-           Pay-          Semi   Quar-           Pay-          Semi-    Quar-
ments  Annual Annual terly  Monthly  ments Annual Annual  terly  Monthly  ments Annual  Annual   terly   Monthly
----------------------------------------------------------------------------------------------------------------
Years                               Years                                 Years
 6     184.60  91.62  45.64  15.18   11   108.08  53.64   26.72   8.88     16    79.61   39.51   19.68   6.54
 7     160.51  79.66  39.68  13.20   12   100.46  49.86   24.84   8.26     17    75.95   37.70   18.78   6.24
 8     142.46  70.70  35.22  11.71   13    94.03  46.67   23.25   7.73     18    72.71   36.09   17.98   5.98
 9     128.43  63.74  31.75  10.56   14    88.53  43.94   21.89   7.28     19    69.81   34.65   17.26   5.74
10     117.23  58.18  28.98   9.64   15    83.77  41.57   20.71   6.89     20    67.22   33.36   16.62   5.53
----------------------------------------------------------------------------------------------------------------

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

                               OPTION B TABLES - LIFE ANNUITY
                          With Payments For At Least A Fixed Period

                     ------------------------------------------------
                             60 MONTHS 120      180       240 MONTHS
                                        MONTHS   MONTHS
                     ------------------------------------------------
                       Age
                     ------------------------------------------------
                       55        $4.42    $4.39     $4.32      $4.22
                       56         4.51     4.47      4.40       4.29
                       57         4.61     4.56      4.48       4.35
                       58         4.71     4.65      4.56       4.42
                       59         4.81     4.75      4.64       4.49
                       60         4.92     4.86      4.73       4.55
                       61         5.04     4.97      4.83       4.62
                       62         5.17     5.08      4.92       4.69
                       63         5.31     5.20      5.02       4.76
                       64         5.45     5.33      5.12       4.83
                       65         5.61     5.46      5.22       4.89
                       66         5.77     5.60      5.33       4.96
                       67         5.94     5.75      5.43       5.02
                       68         6.13     5.91      5.54       5.08
                       69         6.33     6.07      5.65       5.14
                       70         6.54     6.23      5.76       5.19
                       71         6.76     6.41      5.86       5.24
                       72         7.00     6.58      5.96       5.28
                       73         7.26     6.77      6.06       5.32
                       74         7.53     6.95      6.16       5.35
                     ------------------------------------------------

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

          OPTION C TABLE - JOINT AND ONE-HALF SURVIVOR ANNUITY Monthly payments for each $1,000 of proceeds by ages of persons named*.

----------------------------------------------------------------------------------
PRIMARY                              SECONDARY AGE
 AGE
       ---------------------------------------------------------------------------
         60     61    62     63     64     65     66    67     68     69     70
----------------------------------------------------------------------------------
  60    $4.56  $4.58 $4.61  $4.63  $4.65  $4.67  $4.69 $4.71   $4.73 $4.75  $4.76
  61     4.63   4.66  4.69   4.71   4.73   4.76   4.78  4.80    4.82  4.84   4.86
  62     4.71   4.74  4.77   4.80   4.82   4.85   4.87  4.90    4.92  4.94   4.96
  63     4.79   4.82  4.85   4.88   4.91   4.94   4.97  5.00    5.02  5.05   5.07
  64     4.88   4.91  4.94   4.98   5.01   5.04   5.07  5.10    5.13  5.15   5.18
  65     4.96   5.00  5.03   5.07   5.11   5.14   5.17  5.20    5.24  5.27   5.30
  66     5.05   5.09  5.13   5.17   5.21   5.24   5.28  5.32    5.35  5.38   5.42
  67     5.14   5.18  5.23   5.27   5.31   5.35   5.39  5.43    5.47  5.51   5.54
  68     5.23   5.28  5.33   5.37   5.42   5.46   5.50  5.55    5.59  5.63   5.67
  69     5.33   5.38  5.43   5.48   5.53   5.57   5.62  5.67    5.72  5.76   5.81
  70     5.43   5.48  5.53   5.59   5.64   5.69   5.74  5.80    5.85  5.90   5.95
----------------------------------------------------------------------------------

*Payments after the death of the Primary Payee will be one-half of the amount shown.




NON-QUALIFIED CONTRACTS


             OPTION A TABLE - INCOME FOR A FIXED PERIOD Payments for
               fixed number of years for each $1,000 applied.

----------------------------------------------------------------------------------------------------------------
Terms                                Terms                                Terms
 of                                  of                                   of
Pay-           Semi  Quar-           Pay-          Semi   Quar-           Pay-          Semi-    Quar-
ments  Annual Annual terly  Monthly  ments Annual Annual  terly  Monthly  ments Annual  Annual   terly   Monthly
----------------------------------------------------------------------------------------------------------------
Years                               Years                                Years
 6     184.60  91.62  45.64  15.18    11  108.08  53.64   26.72   8.88    16    79.61   39.51    19.68    6.54
 7     160.51  79.66  39.68  13.20    12  100.46  49.86   24.84   8.26    17    75.95   37.70    18.78    6.24
 8     142.46  70.70  35.22  11.71    13   94.03  46.67   23.25   7.73    18    72.71   36.09    17.98    5.98
 9     128.43  63.74  31.75  10.56    14   88.53  43.94   21.89   7.28    19    69.81   34.65    17.26    5.74
10     117.23  58.18  28.98   9.64    15   83.77  41.57   20.71   6.89    20    67.22   33.36    16.62    5.53
---------------------------------------------------------------------------------------------------------------

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


                                OPTION B TABLES - LIFE ANNUITY
                         With Payments For At Least A Fixed Period

                     ------------------------------------------------
                               60         120        180      240
                      MALE   MONTHS      MONTHS    MONTHS    MONTHS
                     ------------------------------------------------
                       Age
                     ------------------------------------------------
                       55        $4.68    $4.62     $4.53      $4.39
                       56         4.78     4.72      4.61       4.45
                       57         4.89     4.82      4.69       4.51
                       58         5.00     4.92      4.78       4.58
                       59         5.12     5.03      4.87       4.64
                       60         5.25     5.14      4.96       4.71
                       61         5.39     5.26      5.06       4.78
                       62         5.53     5.39      5.16       4.84
                       63         5.69     5.52      5.26       4.90
                       64         5.85     5.66      5.36       4.96
                       65         6.03     5.81      5.46       5.02
                       66         6.21     5.96      5.56       5.08
                       67         6.41     6.11      5.66       5.13
                       68         6.62     6.28      5.76       5.18
                       69         6.84     6.44      5.86       5.23
                       70         7.07     6.61      5.96       5.27
                       71         7.32     6.78      6.05       5.31
                       72         7.58     6.96      6.14       5.34
                       73         7.85     7.14      6.23       5.37
                       74         8.14     7.32      6.31       5.40
                     ------------------------------------------------

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------

                                OPTION B TABLES (CONTINUED)

                     -------------------------------------------------
                                  60         120       180      240
                      FEMALE      MONTHS    MONTHS    MONTHS   MONTHS
                     -------------------------------------------------
                       Age
                     -------------------------------------------------
                        55        $4.25     $4.22    $4.18      $4.10
                        56         4.33      4.30     4.25       4.17
                        57         4.41      4.38     4.32       4.23
                        58         4.50      4.47     4.40       4.30
                        59         4.60      4.56     4.48       4.37
                        60         4.70      4.66     4.57       4.44
                        61         4.81      4.76     4.66       4.51
                        62         4.93      4.86     4.75       4.58
                        63         5.05      4.98     4.85       4.65
                        64         5.18      5.10     4.95       4.72
                        65         5.32      5.22     5.05       4.79
                        66         5.47      5.36     5.16       4.86
                        67         5.63      5.50     5.26       4.93
                        68         5.80      5.65     5.37       5.00
                        69         5.98      5.80     5.49       5.06
                        70         6.18      5.96     5.60       5.12
                        71         6.39      6.14     5.71       5.18
                        72         6.62      6.31     5.83       5.23
                        73         6.86      6.50     5.94       5.28
                        74         7.12      6.69     6.04       5.32
                     -------------------------------------------------

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY                          PROSPECTUS
--------------------------------------------------------------------------------


          OPTION C TABLE - JOINT AND ONE-HALF SURVIVOR ANNUITY Monthly payments for each $1,000 of proceeds by ages of persons named*.

   ------------------------------------------------------------------------------------
     MALE                              FEMALE SECONDARY AGE
   PRIMARY
     AGE
            ---------------------------------------------------------------------------
              60     61     62     63    64     65     66     67     68     69    70
   ------------------------------------------------------------------------------------
      60      $4.70 $4.73  $4.76  $4.79 $4.82   $4.85 $4.88  $4.91  $4.94  $4.96 $4.99
      61       4.78  4.81   4.84   4.88  4.91    4.94  4.97   5.00   5.03   5.06  5.09
      62       4.86  4.89   4.93   4.96  5.00    5.03  5.07   5.10   5.13   5.16  5.19
      63       4.94  4.97   5.01   5.05  5.09    5.13  5.16   5.20   5.24   5.27  5.31
      64       5.02  5.06   5.10   5.14  5.18    5.23  5.27   5.31   5.34   5.38  5.42
      65       5.10  5.15   5.19   5.24  5.28    5.33  5.37   5.41   5.46   5.50  5.54
      66       5.19  5.24   5.28   5.33  5.38    5.43  4.84   5.52   5.57   5.62  5.66
      67       5.28  5.33   5.38   5.43  5.48    5.53  5.59   5.64   5.69   5.74  5.79
      68       5.37  5.42   5.48   5.53  5.59    5.64  5.70   5.75   5.81   5.86  5.92
      69       5.46  5.52   5.57   5.63  5.69    5.75  5.81   5.87   5.93   5.99  6.05
      70       5.55  5.61   5.67   5.74  5.80    5.86  5.93   5.99   6.06   6.12  6.19
   ------------------------------------------------------------------------------------

*Payments after the death of the Primary Payee will be one-half of the amount shown.



         Monthly payments for each $1,000 of proceeds by ages of persons named*.

   ------------------------------------------------------------------------------------
     MALE                               FEMALE PRIMARY AGE
   SECONDARY
      AGE
             --------------------------------------------------------------------------
               60    61     62     63    64     65     66     67     68     69    70
   ------------------------------------------------------------------------------------
      60      $4.46 $4.54  $4.62  $4.71 $4.79   $4.88 $4.98  $5.07  $5.17  $5.27 $5.38
      61       4.48  4.56   4.65   4.73  4.82    4.91  5.01   5.11   5.21   5.31  5.42
      62       4.50  4.58   4.67   4.75  4.85    4.94  5.04   5.14   5.25   5.36  5.47
      63       4.52  4.60   4.69   4.78  4.87    4.97  5.07   5.17   5.28   5.40  5.51
      64       4.53  4.62   4.71   4.80  4.90    5.00  5.10   5.21   5.32   5.44  5.56
      65       4.55  4.63   4.72   4.82  4.92    5.02  5.13   5.24   5.35   5.48  5.60
      66       4.56  4.65   4.74   4.84  4.94    5.05  5.16   5.27   5.39   5.51  5.64
      67       4.57  4.66   4.76   4.86  4.96    5.07  5.18   5.30   5.42   5.55  5.68
      68       4.59  4.68   4.78   4.88  4.98    5.09  5.21   5.33   5.45   5.59  5.72
      69       4.60  4.69   4.79   4.89  5.00    5.11  5.23   5.36   5.48   5.62  5.76
      70       4.61  4.70   4.80   4.91  5.02    5.13  5.25   5.38   5.51   5.65  5.80
   ------------------------------------------------------------------------------------

*Payments after the death of the Primary Payee will be one-half of the amount shown.





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